Not FDIC Insured May Lose Value No Bank Guarantee
1112-Q3PH

Schedule of Investments
(unaudited)
Franklin California Tax–Free Income Fund 2
Notes to Schedule of Investments 31

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited), November 30, 2025
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Shares
a
Value
a
Common Stocks 0.0%
Independent Power and Renewable Electricity Producers 0.0%
a,b
AES Guayama Holdings BV ........................................... 79,045 $ —
b
Total Common Stocks (Cost $ – ) ...............................................
—
Principal
Amount
a a a a
Municipal Bonds 98.4%
California 95.6%
Alameda Corridor Transportation Authority ,
c
Revenue, Sub. Lien , 2004 A , Refunding , AMBAC Insured , 3.24%, 10/01/29 ...... $ 20,000,000 17,700,404
c
Revenue, Sub. Lien , 2004 A , Refunding , AMBAC Insured , 3.25%, 10/01/30 ...... 41,665,000 35,686,493
Revenue, Sub. Lien , 2022 C , Refunding , AG Insured , 5% , 10/01/52 ............ 28,000,000 29,017,937
Alameda Unified School District , GO , 2015 A , 5% , 8/01/39 ..................... 18,000,000 18,015,952
c
Alhambra City Elementary School District , Alhambra Unified School District , GO , 2004
B , NATL Insured , 2.95%, 9/01/27 ...................................... 3,035,000 2,884,281
Align Capital Trust , Revenue , 2023-1 , 5.5% , 3/01/35 ......................... 13,000,000 13,631,319
c
Alisal Union School District ,
GO , 2009 B , AG Insured , 2.86%, 8/01/32 ................................ 3,355,000 2,779,275
GO , 2009 B , AG Insured , 2.96%, 8/01/33 ................................ 3,610,000 2,885,471
GO , 2009 B , AG Insured , 3.01%, 2/01/34 ................................ 3,345,000 2,625,634
Alta Loma School District , GO , 2019 B , 5% , 8/01/44 ......................... 7,375,000 7,531,011
c
Alvord Unified School District ,
GO , 2011 B , AG Insured , 3.78%, 8/01/36 ................................ 15,000,000 10,098,577
GO , 2011 B , AG Insured , 7.013%, 8/01/46 ............................... 42,500,000 51,844,943
Anaheim Housing & Public Improvements Authority ,
City of Anaheim Electric System , Revenue , 2022 A , Refunding , 5% , 10/01/52 ..... 8,040,000 8,167,629
City of Anaheim Water System , Revenue , 2022 A , 5% , 10/01/52 ............... 8,345,000 8,484,853
c
Anaheim Public Financing Authority ,
City of Anaheim , Revenue, Sub. Lien , 1997 C , AG Insured , 2.8%, 9/01/26 ....... 29,430,000 28,821,031
City of Anaheim , Revenue, Sub. Lien , 1997 C , AG Insured , 2.87%, 9/01/27 ....... 22,860,000 21,754,765
City of Anaheim , Revenue, Sub. Lien , 1997 C , AG Insured , 2.91%, 9/01/28 ....... 14,425,000 13,329,361
City of Anaheim , Revenue, Sub. Lien , 1997 C , AG Insured , 2.92%, 9/01/29 ....... 24,810,000 22,269,265
City of Anaheim , Revenue, Sub. Lien , 1997 C , AG Insured , 3.07%, 9/01/32 ....... 13,665,000 11,138,481
City of Anaheim , Revenue, Sub. Lien , 1997 C , AG Insured , 3.18%, 9/01/33 ....... 37,070,000 29,091,086
City of Anaheim , Revenue, Sub. Lien , 1997 C , AG Insured , 3.25%, 9/01/34 ....... 24,970,000 18,879,128
City of Anaheim , Revenue, Sub. Lien , 1997 C , AG Insured , ETM, 3.1%, 3/01/37 ... 15,080,000 10,692,783
c
Anaheim Union High School District , GO , 2002 A , AG Insured , 2.57%, 8/01/26 ..... 8,570,000 8,425,482
Bay Area Toll Authority ,
Revenue , 2017 S-7 , Refunding , 4% , 4/01/42 ............................. 119,305,000 119,494,182
Revenue , 2017 S-7 , Refunding , 4% , 4/01/47 ............................. 23,330,000 22,533,304
Revenue , 2017 S-7 , Refunding , 4% , 4/01/49 ............................. 13,625,000 13,073,286
d
Revenue , 2021 A , Refunding , Mandatory Put , 2% , 4/01/28 ................... 12,000,000 11,659,309
e
Beaumont Public Improvement Authority , Special Tax , 2025 B , 5% , 9/01/55 ........ 1,250,000 1,269,261
Beaumont Unified School District ,
c
GO , 2011 C , AG Insured , 4.09%, 8/01/40 ................................ 11,000,000 6,111,061
Community Facilities District No. 2022-1 Improvement Area No. 1 , Special Tax , 2025 ,
4.125% , 9/01/40 ................................................. 280,000 278,399
Community Facilities District No. 2022-1 Improvement Area No. 1 , Special Tax , 2025 ,
4.375% , 9/01/45 ................................................. 435,000 421,058
Community Facilities District No. 2022-1 Improvement Area No. 1 , Special Tax , 2025 ,
4.5% , 9/01/50 ................................................... 640,000 624,168
Community Facilities District No. 2022-1 Improvement Area No. 1 , Special Tax , 2025 ,
4.5% , 9/01/55 ................................................... 910,000 879,636
Community Facilities District No. 2022-1 Improvement Area No. 2 , Special Tax , 2025 ,
4.125% , 9/01/40 ................................................. 310,000 308,228
Community Facilities District No. 2022-1 Improvement Area No. 2 , Special Tax , 2025 ,
4.375% , 9/01/45 ................................................. 875,000 846,957

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Beaumont Unified School District, (continued)
Community Facilities District No. 2022-1 Improvement Area No. 2 , Special Tax , 2025 ,
5% , 9/01/50 .................................................... $ 1,000,000 $ 1,024,191
Community Facilities District No. 2022-1 Improvement Area No. 2 , Special Tax , 2025 ,
5% , 9/01/55 .................................................... 1,000,000 1,021,305
Burbank-Glendale-Pasadena Airport Authority Brick Campaign ,
Revenue, Senior Lien , 2024 B , 5.25% , 7/01/49 ............................ 6,750,000 7,069,850
Revenue, Senior Lien , 2024 B , 5.25% , 7/01/54 ............................ 8,500,000 8,857,740
Cabrillo Unified School District , GO , 2018 A , 5% , 8/01/45 ..................... 4,245,000 4,290,485
California Affordable Housing Agency ,
Butte County Housing Authority , Revenue , 2020 A , 4% , 10/01/40 .............. 1,580,000 1,595,953
Butte County Housing Authority , Revenue , 2020 A , 4% , 10/01/45 .............. 1,930,000 1,841,675
Butte County Housing Authority , Revenue , 2020 A , 4% , 10/01/50 .............. 1,855,000 1,726,837
d
California Community Choice Financing Authority ,
Revenue , 2022 A-1 , Mandatory Put , 4% , 8/01/28 .......................... 100,000,000 102,204,040
Revenue , 2023 C , Mandatory Put , 5.25% , 10/01/31 ........................ 122,575,000 130,566,927
Revenue , 2023 E-1 , Mandatory Put , 5% , 3/01/31 .......................... 38,855,000 41,523,289
Revenue , 2023 G-1 , Mandatory Put , 5.25% , 4/01/30 ....................... 23,500,000 25,145,630
Revenue , 2024 B , Mandatory Put , 5% , 12/01/32 ........................... 69,000,000 72,620,520
Revenue , 2024 D , Mandatory Put , 5% , 9/01/32 ........................... 70,000,000 76,385,575
Revenue , 2024 E , Mandatory Put , 5% , 9/01/32 ............................ 90,000,000 96,844,626
Revenue , 2025 A , Mandatory Put , 5% , 5/01/35 ............................ 6,000,000 6,379,346
Revenue , 2025 B , Mandatory Put , 5% , 11/01/35 ........................... 15,585,000 17,113,783
Revenue , 2025 C , Mandatory Put , 5% , 10/01/33 ........................... 47,500,000 50,601,636
California Community College Financing Authority ,
Revenue , 2001 A , NATL Insured , 5.125% , 4/01/31 ......................... 880,000 885,739
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5.25% , 5/01/53 .......... 8,150,000 8,228,910
f
California Community Housing Agency ,
Aster Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 4% , 2/01/56 .......... 5,235,000 4,374,418
Brio Apartments & Next on Lex Apartments , Revenue, Senior Lien , 144A, 2021 A-1 ,
4% , 2/01/56 .................................................... 35,015,000 28,977,255
Exchange at Bayfront Apartments , Revenue, Senior Lien , 144A, 201 A-1 T , 4.25% ,
2/01/38 ........................................................ 7,095,000 6,351,358
Exchange at Bayfront Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% ,
2/01/57 ........................................................ 59,855,000 37,036,861
Fountains at Emerald Park , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 8/01/46 ... 14,740,000 12,518,694
Fountains at Emerald Park , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 8/01/56 .. 46,440,000 31,785,268
K Street Flats , Revenue , 144A, 2021 A-1 , 3% , 2/01/57 ...................... 47,500,000 32,182,400
Summit at Sausalito Apartments , Revenue , 144A, 2021 A-1 , 3% , 2/01/57 ........ 16,260,000 11,074,463
Twin Creek Apartments , Revenue , 144A, 2022 A-1 , 4.5% , 8/01/52 ............. 29,275,000 22,865,660
c
Twin Creek Apartments , Revenue, Senior Lien , 144A, 2022 A-2 , 6.311%, 8/01/65 .. 79,990,000 3,227,117
Verdant at Green Valley Apartments , Revenue , 144A, 2019 A , 5% , 8/01/49 ....... 15,765,000 14,536,684
California County Tobacco Securitization Agency ,
Gold Country Settlement Funding Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/40 1,120,000 1,080,507
Gold Country Settlement Funding Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/49 2,000,000 1,737,810
Kern County Tobacco Funding Corp. , Revenue , 2014 , Refunding , 5% , 6/01/34 .... 7,080,000 7,080,205
Kern County Tobacco Funding Corp. , Revenue , 2014 , Refunding , 5% , 6/01/40 .... 17,650,000 17,276,053
Los Angeles County Securitization Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/49 .................................................... 3,525,000 3,049,662
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/36 .................................................... 470,000 471,480
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/38 .................................................... 530,000 521,799
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/40 .................................................... 625,000 602,962
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/42 .................................................... 100,000 96,055

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California County Tobacco Securitization Agency, (continued)
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/35 .. $ 350,000 $ 353,033
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/36 .. 600,000 601,890
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/37 .. 530,000 526,620
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/38 .. 790,000 782,875
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/39 .. 620,000 604,201
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/40 .. 830,000 800,733
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/49 .. 3,520,000 3,058,545
Sonoma County Securitization Corp. , Revenue , 2020 B-1 , Refunding , 5% , 6/01/49 . 345,000 345,302
Stanislaus County Tobacco Funding Corp. , Revenue , 2002 A , 5.875% , 6/01/43 ... 2,115,000 2,117,458
California Educational Facilities Authority ,
Art Center College of Design , Revenue , 2022 A , 4% , 12/01/40 ................ 1,295,000 1,226,711
Art Center College of Design , Revenue , 2022 A , 4% , 12/01/41 ................ 1,345,000 1,259,188
Art Center College of Design , Revenue , 2022 A , 4% , 12/01/42 ................ 1,400,000 1,288,688
Art Center College of Design , Revenue , 2022 A , 4% , 12/01/46 ................ 3,000,000 2,645,124
Art Center College of Design , Revenue , 2022 A , 4% , 12/01/50 ................ 2,675,000 2,285,718
Art Center College of Design , Revenue , 2022 A , 3% , 12/01/51 ................ 650,000 451,039
Chapman University , Revenue , 2021 A , Refunding , 5% , 4/01/31 ............... 475,000 538,713
Leland Stanford Junior University (The) , Revenue , T-1 , 5% , 3/15/39 ............ 2,815,000 3,472,889
Leland Stanford Junior University (The) , Revenue , U-1 , 5.25% , 4/01/40 ......... 5,000,000 6,278,051
Leland Stanford Junior University (The) , Revenue , U-6 , 5% , 5/01/45 ............ 7,000,000 8,121,008
Leland Stanford Junior University (The) , Revenue , V-1 , 5% , 5/01/49 ............ 20,850,000 23,911,203
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/47 ............. 11,000,000 11,029,537
c
Loyola Marymount University , Revenue , 2001 A , NATL Insured , 2.83%, 10/01/26 .. 7,620,000 7,443,786
c
Loyola Marymount University , Revenue , 2001 A , NATL Insured , 2.89%, 10/01/27 .. 7,365,000 6,989,252
c
Loyola Marymount University , Revenue , 2001 A , NATL Insured , 2.94%, 10/01/28 .. 4,120,000 3,795,529
c
Loyola Marymount University , Revenue , 2001 A , NATL Insured , 2.96%, 10/01/30 .. 5,685,000 4,936,940
c
Loyola Marymount University , Revenue , 2001 A , NATL Insured , 3.01%, 10/01/31 .. 7,615,000 6,403,590
c
Loyola Marymount University , Revenue , 2001 A , NATL Insured , 3.1%, 10/01/32 ... 7,615,000 6,179,880
c
Santa Clara University , Revenue , 1999 , AMBAC Insured , 2.6%, 9/01/26 ......... 655,000 642,397
St. Mary's College of California , Revenue , 2023 A , Refunding , 5.5% , 10/01/53 .... 10,850,000 10,464,007
University of Redlands , Revenue , 2022 A , 5% , 10/01/44 ..................... 3,835,000 3,888,647
University of Redlands , Revenue , 2022 A , 5% , 10/01/52 ..................... 18,790,000 18,875,895
University of San Francisco , Revenue , 2018 A , 5% , 10/01/48 ................. 10,000,000 10,070,052
University of Southern California , Revenue , 2025 A , 5% , 10/01/55 ............. 50,000,000 53,445,135
California Enterprise Development Authority ,
Castilleja School Foundation , Revenue , 2024 , 5% , 6/01/49 ................... 2,800,000 2,966,284
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/40 .. 650,000 673,833
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/45 .. 650,000 662,578
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/50 .. 650,000 659,154
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/55 .. 3,175,000 3,225,035
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/57 .. 500,000 505,787
California Health Facilities Financing Authority ,
Adventist Health System/West Obligated Group , Revenue , 2024 A , 5% , 12/01/28 .. 24,200,000 25,533,224
Casa Milagro LLC , Revenue , 2011 A , California Mortgage Insured , 6.25% , 2/01/26 . 1,405,000 1,409,116
Cedars-Sinai Medical Center Obligated Group , Revenue , 2021 A , Refunding , 5% ,
8/15/41 ........................................................ 5,000,000 5,431,309
Children's Hospital Los Angeles Obligated Group , Revenue , 2017 A , Refunding , 5% ,
8/15/42 ........................................................ 14,370,000 14,438,038
Children's Hospital Los Angeles Obligated Group , Revenue , 2017 A , Refunding , 5% ,
8/15/47 ........................................................ 7,750,000 7,633,794
CommonSpirit Health Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/36 . 13,220,000 13,535,665
CommonSpirit Health Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/37 . 5,550,000 5,655,454
CommonSpirit Health Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/38 . 7,075,000 7,178,147
CommonSpirit Health Obligated Group , Revenue , 2020 A , Refunding , 3% , 4/01/44 . 4,340,000 3,663,999
El Camino Hospital LP , Revenue , 2017 , 4.125% , 2/01/47 .................... 11,000,000 10,627,220
El Camino Hospital LP , Revenue , 2017 , 5% , 2/01/47 ....................... 12,500,000 12,605,317

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Health Facilities Financing Authority, (continued)
Episcopal Communities & Services for Seniors Obligated Group , Revenue , 2024 B ,
5.25% , 11/15/48 ................................................. $ 1,905,000 $ 1,959,765
Episcopal Communities & Services for Seniors Obligated Group , Revenue , 2024 B ,
5.25% , 11/15/53 ................................................. 1,945,000 1,988,218
Episcopal Communities & Services for Seniors Obligated Group , Revenue , 2024 B ,
5.25% , 11/15/58 ................................................. 3,100,000 3,158,588
Kaiser Foundation Hospitals , Revenue , 2017 A-2 , 4% , 11/01/38 ............... 25,000,000 25,123,857
Kaiser Foundation Hospitals , Revenue , 2017 A-2 , 4% , 11/01/44 ............... 411,225,000 391,814,316
Kaiser Foundation Hospitals , Revenue , 2017 A-2 , 5% , 11/01/47 ............... 12,500,000 14,204,951
Lucile Salter Packard Children's Hospital at Stanford Obligated Group , Revenue ,
2016 B , 5% , 8/15/55 .............................................. 24,000,000 24,095,866
Lucile Salter Packard Children's Hospital at Stanford Obligated Group , Revenue ,
2017 A , 5% , 11/15/56 ............................................. 10,300,000 10,391,467
On Lok Senior Health Services Obligated Group , Revenue , 2020 , Refunding , 5% ,
8/01/40 ........................................................ 1,450,000 1,499,433
On Lok Senior Health Services Obligated Group , Revenue , 2020 , Refunding , 5% ,
8/01/50 ........................................................ 2,375,000 2,385,704
On Lok Senior Health Services Obligated Group , Revenue , 2020 , Refunding , 5% ,
8/01/55 ........................................................ 850,000 851,722
Providence St. Joseph Health Obligated Group , Revenue , 2014 A , 5% , 10/01/38 .. 5,110,000 5,115,775
Scripps Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 11/15/42 ..... 2,500,000 2,764,143
Sutter Health Obligated Group , Revenue , 2016 B , 5% , 11/15/46 ............... 42,105,000 42,374,392
Sutter Health Obligated Group , Revenue , 2017 A , Refunding , 4% , 11/15/48 ...... 10,585,000 9,746,782
Sutter Health Obligated Group , Revenue , 2017 A , Refunding , 5% , 11/15/48 ...... 21,690,000 21,939,125
Sutter Health Obligated Group , Revenue , 2018 A , 4% , 11/15/42 ............... 11,680,000 11,413,458
Sutter Health Obligated Group , Revenue , 2018 A , 5% , 11/15/48 ............... 24,500,000 24,776,821
California Housing Finance Agency ,
Revenue , 2019-1 , A , 4.25% , 1/15/35 ................................... 45,203,809 46,804,472
Revenue , 2019-2 , A , 4% , 3/20/33 ...................................... 13,024,128 13,363,906
f
Found Middle LP , Revenue , 144A, 2024 L , 5.2% , 12/01/27 ................... 5,000,000 5,081,568
d,f
Shermanair Apartments Owner LP , Revenue , 144A, 2021 Q-1 , Mandatory Put , 3% ,
9/01/36 ........................................................ 22,535,000 19,928,746
f
Shermanair Apartments Owner LP , Revenue , 144A, 2021 Q-2 , 5% , 9/01/36 ...... 1,940,000 1,652,417
California Infrastructure & Economic Development Bank ,
California State Teachers' Retirement System , Revenue , 2019 , 5% , 8/01/44 ...... 12,750,000 13,312,733
California State Teachers' Retirement System , Revenue , 2019 , 5% , 8/01/49 ...... 16,040,000 16,577,014
California State Water Resources Control Board Water Pollution Control Revolving
Fund , Revenue , 2018 , 5% , 10/01/43 .................................. 10,000,000 10,323,261
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 B , 4% ,
11/01/45 ....................................................... 850,000 781,444
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 B , 4% ,
11/01/50 ....................................................... 860,000 759,551
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2021 B , 4% ,
11/01/56 ....................................................... 1,000,000 860,367
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 B , 5% ,
11/01/47 ....................................................... 2,300,000 2,343,709
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 B , 4.125% ,
11/01/52 ....................................................... 3,100,000 2,768,671
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 B , 5% ,
11/01/57 ....................................................... 5,500,000 5,557,676
Los Angeles County Museum of Natural History Foundation , Revenue , 2020 ,
Refunding , 3% , 7/01/50 ............................................ 18,995,000 14,083,850
d
Museum Associates , Revenue , 2021 A , Refunding , Mandatory Put , 1.2% , 6/01/28 . 15,000,000 13,922,112
University of California , Revenue , 2017 , 5% , 5/15/52 ....................... 31,305,000 31,876,153
California Municipal Finance Authority ,
f
Revenue , 144A, 2025 A , 6.375% , 8/01/37 ............................... 28,300,000 29,184,709

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Revenue, Senior Lien , 2017 A , Refunding , 4% , 8/15/52 ..................... $ 27,350,000 $ 24,039,824
Special Tax , 2024 C , 5% , 9/01/44 ...................................... 1,100,000 1,129,196
Special Tax , 2024 C , 5% , 9/01/54 ...................................... 1,000,000 1,012,714
Special Tax , 2024 E , 5% , 9/01/55 ...................................... 2,485,000 2,520,128
Special Tax , 2025 A , 5% , 9/01/50 ...................................... 1,350,000 1,371,980
Special Tax , 2025 B , 5.125% , 9/01/50 .................................. 1,275,000 1,305,217
Special Tax , 2025 C , 5% , 9/01/50 ...................................... 1,275,000 1,286,743
Special Tax , 2025 C , 5% , 9/01/55 ...................................... 1,090,000 1,096,673
g
1717 University Associates LLC , Revenue , 2020 A , 8.5% , 6/01/52 ............. 11,413,000 9,175,513
g
1717 University Associates LLC , Revenue , 2020 A-T , 9.25% , 6/01/52 ........... 3,407,000 2,571,936
f
Ascent 613 , Revenue , 144A, 2025 A , 5.25% , 1/01/45 ....................... 2,500,000 2,487,387
f
Ascent 613 , Revenue , 144A, 2025 A , 5.375% , 1/01/55 ...................... 3,500,000 3,426,721
f
Ascent 613 , Revenue , 144A, 2025 A , 5.5% , 1/01/60 ........................ 2,850,000 2,819,880
Bethany Home Society of San Joaquin County, Inc. , Revenue , 2023 , California
Mortgage Insured , 5% , 11/15/52 ..................................... 26,465,000 27,732,457
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/51 ................. 2,355,000 2,055,794
Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio , Revenue , 2024 A ,
Refunding , 5% , 8/15/49 ............................................ 1,235,000 1,271,307
Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio , Revenue , 2024 A ,
Refunding , 5% , 8/15/54 ............................................ 1,800,000 1,842,079
Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio , Revenue , 2024 A ,
Refunding , 5% , 8/15/59 ............................................ 2,600,000 2,649,584
Carmel Valley Manor Obligated Group , Revenue , 2022 , California Mortgage Insured ,
5% , 5/15/52 .................................................... 17,775,000 18,583,151
f
Century CityView LP , Revenue , 144A, 2021 A , 4% , 11/01/36 .................. 10,375,000 9,905,259
CHF-Davis I LLC , Revenue , 2018 , 5% , 5/15/51 ........................... 10,000,000 10,008,120
City of Elk Grove Community Facilities District No. 2023-7 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/39 ...................................... 580,000 608,780
City of Elk Grove Community Facilities District No. 2023-7 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/44 ...................................... 900,000 922,789
City of Elk Grove Community Facilities District No. 2023-7 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/49 ...................................... 785,000 804,930
City of Elk Grove Community Facilities District No. 2023-7 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/54 ...................................... 750,000 760,084
Community Facilities District No. 2020-6 , Special Tax , 2025 , 5% , 9/01/50 ........ 1,000,000 1,015,567
Community Facilities District No. 2020-6 , Special Tax , 2025 , 5% , 9/01/55 ........ 1,500,000 1,521,204
Community Facilities District No. 2021-13 , Special Tax , 2025 , 5% , 9/01/45 ....... 1,085,000 1,106,980
Community Facilities District No. 2021-13 , Special Tax , 2025 , 5% , 9/01/50 ....... 1,250,000 1,269,458
Community Facilities District No. 2021-13 , Special Tax , 2025 , 5% , 9/01/55 ....... 1,400,000 1,417,793
Community Facilities District No. 2021-9 Improvement Area No. 1 , Special Tax , 2025 ,
5.125% , 9/01/50 ................................................. 1,725,000 1,765,882
Community Facilities District No. 2021-9 Improvement Area No. 1 , Special Tax , 2025 ,
5.25% , 9/01/55 .................................................. 2,425,000 2,498,680
Community Facilities District No. 2022-6 Improvement Area No. 1 , Special Tax , 2024 ,
5% , 9/01/44 .................................................... 1,000,000 1,024,371
Community Facilities District No. 2022-6 Improvement Area No. 1 , Special Tax , 2024 ,
5% , 9/01/49 .................................................... 1,250,000 1,267,987
Community Facilities District No. 2022-6 Improvement Area No. 1 , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 4,025,000 4,076,175
Community Facilities District No. 2023-5 Area No. 2 Improvement Area No. 2 , Special
Tax , 2025 , 5% , 9/01/50 ............................................ 1,000,000 1,017,757
Community Facilities District No. 2023-5 Area No. 2 Improvement Area No. 2 , Special
Tax , 2025 , 5% , 9/01/55 ............................................ 1,120,000 1,135,523
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/42 ............................................ 15,900,000 16,020,098
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/47 ............................................ 19,145,000 19,209,266

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Community Hospitals of Central California Obligated Group , Revenue , 2021 A , 4% ,
2/01/51 ........................................................ $ 7,000,000 $ 6,109,998
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/37 .................... 1,040,000 999,331
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/38 .................... 1,000,000 949,862
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/39 .................... 1,040,000 975,830
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/40 .................... 1,175,000 1,081,031
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/41 .................... 1,140,000 1,028,483
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/42 .... 450,000 409,612
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/52 .... 1,000,000 817,185
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/56 .... 1,100,000 879,474
Eisenhower Medical Center , Revenue , 2017 A , Refunding , 5% , 7/01/47 ......... 9,100,000 9,115,435
Eskaton Properties, Inc. Obligated Group , Revenue , 2024 , Refunding , 5% , 11/15/44 1,500,000 1,528,957
f
IH Citrus Whittier LLC , Revenue , 144A, 2023 , I-A , 6.25% , 1/01/60 ............. 29,830,000 29,132,912
f
IH Citrus Whittier LLC , Revenue , 144A, 2023 , I-B , 9% , 7/01/42 ................ 1,800,000 1,848,562
f
IH Lakes Concord LLC , Revenue , 144A, 2022 A-1 , 4.375% , 12/01/32 ........... 22,510,000 22,142,072
f
IH Parkside Fairfield LLC , Revenue , 144A, 2023 A-1 , 6.75% , 9/01/53 ........... 51,750,000 54,004,075
f
IH Parkside Fairfield LLC , Revenue , 144A, 2023 A-2 , 8% , 9/01/27 ............. 565,000 579,583
Inland Christian Home, Inc. , Revenue , 2020 , California Mortgage Insured , 4% ,
12/01/49 ....................................................... 2,670,000 2,467,072
Inland Counties Regional Center, Inc. , Revenue , 2015 , Refunding , 5% , 6/15/45 ... 23,300,000 23,307,631
Integrity Housing Obligated Group , Revenue , 2022 A-1 , 4.25% , 12/01/37 ........ 81,985,000 68,900,563
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/37 8,500,000 8,657,407
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/38 5,000,000 5,090,091
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/43 46,895,000 47,181,013
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/47 55,745,000 55,937,136
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 B , 5% , 6/01/48 14,325,000 14,364,854
f
NCCD-Claremont Properties LLC , Revenue , 144A, 2023 A , Refunding , 5.25% ,
7/01/40 ........................................................ 7,065,000 7,526,414
f
NCCD-Claremont Properties LLC , Revenue , 144A, 2023 A , Refunding , 5.5% , 7/01/50 21,145,000 21,991,246
f
NCCD-Claremont Properties LLC , Revenue , 144A, 2023 A , Refunding , 6% , 7/01/53 12,485,000 13,524,618
f
NCCD-Claremont Properties LLC , Revenue , 144A, 2023 B , Refunding , 6.5% ,
7/01/32 ........................................................ 2,470,000 2,515,787
Northbay Healthcare Corp. Obligated Group , Revenue , 2017 A , 5.25% , 11/01/41 .. 5,500,000 5,520,413
Northbay Healthcare Corp. Obligated Group , Revenue , 2017 A , 5% , 11/01/47 ..... 8,650,000 8,203,281
Northern California Retired Officers Community , Revenue , 2019 A , California
Mortgage Insured , 5% , 1/01/43 ...................................... 10,000,000 10,331,161
Northern California Retired Officers Community , Revenue , 2019 A , California
Mortgage Insured , 5% , 1/01/49 ...................................... 18,990,000 19,467,069
Palomar Health Obligated Group , COP , 2022 A , Refunding , AG Insured , 5.25% ,
11/01/52 ....................................................... 43,040,000 44,372,970
Porter 1107 LLC , Revenue , 2025 A , 6.2% , 11/01/37 ........................ 43,500,000 43,577,574
Samuel Merritt University , Revenue , 2022 , 5.25% , 6/01/53 ................... 39,750,000 41,115,945
Scripps College , Revenue , 2025 , 5.5% , 7/01/60 ........................... 8,500,000 8,999,820
f
Sierra Ridge 3600 LLC , Revenue , 144A, 2024 A , 5.75% , 11/01/39 ............. 48,675,000 48,420,873
University of La Verne , Revenue , 2017 A , Refunding , 4% , 6/01/47 ............. 10,500,000 9,592,341
California Pollution Control Financing Authority ,
f
Channelside Water Resources LP , Revenue , 144A, 2019 , Refunding , 5% , 7/01/39 . 7,250,000 7,453,299
f
Channelside Water Resources LP , Revenue , 144A, 2019 , Refunding , 5% , 11/21/45 11,365,000 11,509,217
f
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/30 .......... 5,200,000 5,515,008
f
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/31 .......... 3,000,000 3,214,139
f
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/32 .......... 5,500,000 5,951,282
f
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/33 .......... 6,000,000 6,547,319
f
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/34 .......... 3,250,000 3,553,716
f
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/35 .......... 3,250,000 3,536,343
f
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/36 .......... 2,650,000 2,862,213
f
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/37 .......... 2,300,000 2,471,914

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Pollution Control Financing Authority, (continued)
f
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/38 .......... $ 2,000,000 $ 2,137,701
f
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 11/21/45 ......... 2,200,000 2,262,404
San Jose Water Co. , Revenue , 2016 , 4.75% , 11/01/46 ...................... 15,000,000 14,852,580
California Public School District Financing Authority , Southern Kern Unified School
District , Revenue , 1996 B , AG Insured , ETM, 5.9% , 9/01/26 .................. 220,000 225,513
f
California School Finance Authority ,
Alliance for College Ready Public Schools Obligated Group , Revenue , 144A, 2024 ,
Refunding , 4% , 7/01/34 ............................................ 445,000 453,915
Alliance for College Ready Public Schools Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5% , 7/01/49 ............................................ 1,000,000 1,023,386
Alliance for College Ready Public Schools Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5% , 7/01/59 ............................................ 3,000,000 3,039,742
Aspire Public Schools Obligated Group , Revenue , 144A, 2021 A , 2.125% , 8/01/31 . 500,000 451,861
Aspire Public Schools Obligated Group , Revenue , 144A, 2021 A , 4% , 8/01/36 .... 325,000 319,088
Aspire Public Schools Obligated Group , Revenue , 144A, 2021 A , 4% , 8/01/41 .... 525,000 483,648
Aspire Public Schools Obligated Group , Revenue , 144A, 2021 A , 4% , 8/01/51 .... 800,000 672,843
Aspire Public Schools Obligated Group , Revenue , 144A, 2022 A , 5% , 8/01/52 .... 2,935,000 2,838,604
Camino Nuevo Charter Academy Obligated Group , Revenue , 144A, 2023 A ,
Refunding , 5% , 6/01/43 ............................................ 1,000,000 1,003,602
Camino Nuevo Charter Academy Obligated Group , Revenue , 144A, 2023 A ,
Refunding , 5.25% , 6/01/53 ......................................... 1,550,000 1,553,750
Classical Academy Obligated Group , Revenue , 144A, 2022 A , Refunding , 5% ,
10/01/42 ....................................................... 1,325,000 1,345,325
Classical Academy Obligated Group , Revenue , 144A, 2022 A , Refunding , 5% ,
10/01/52 ....................................................... 2,265,000 2,232,174
Classical Academy Obligated Group , Revenue , 144A, 2022 A , Refunding , 5% ,
10/01/61 ....................................................... 3,905,000 3,834,948
Granada Hills Charter High School Obligated Group , Revenue , 144A, 2021 A ,
Refunding , 4% , 7/01/29 ............................................ 200,000 202,726
Granada Hills Charter High School Obligated Group , Revenue , 144A, 2024 A , 5% ,
7/01/64 ........................................................ 500,000 483,464
Green Dot Public Schools Obligated Group , Revenue , 144A, 2022 A , Refunding ,
5.75% , 8/01/52 .................................................. 1,500,000 1,570,853
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2020 A , 4% , 7/01/40 800,000 760,268
STEM Preparatory Schools - Obligated Group , Revenue , 144A, 2023 A , 5.125% ,
6/01/53 ........................................................ 1,000,000 986,377
STEM Preparatory Schools - Obligated Group , Revenue , 144A, 2023 A , 5.375% ,
5/01/63 ........................................................ 1,000,000 1,002,630
Value Schools , Revenue , 144A, 2023 A , Refunding , 5% , 7/01/40 .............. 550,000 564,330
Value Schools , Revenue , 144A, 2023 A , Refunding , 5.25% , 7/01/48 ............ 725,000 736,156
California State Public Works Board ,
Revenue , 2025 A , 5% , 4/01/50 ........................................ 23,775,000 25,325,850
State of California , Revenue , 2019 C , 5% , 11/01/44 ........................ 5,000,000 5,213,199
State of California , Revenue , 2021 D , 4% , 11/01/35 ........................ 1,210,000 1,279,298
State of California , Revenue , 2025 C , 5% , 11/01/50 ........................ 13,750,000 14,704,246
California State University ,
Revenue , 2015 A , 5% , 11/01/47 ....................................... 150,000 150,002
Revenue , 2016 A , Refunding , 5% , 11/01/36 .............................. 3,760,000 3,791,717
d
Revenue , 2016 B-2 , Refunding , Mandatory Put , 0.55% , 11/01/26 .............. 12,000,000 11,732,515
Revenue , 2017 A , Refunding , 5% , 11/01/42 .............................. 12,310,000 12,567,219
Revenue , 2017 A , Refunding , 5% , 11/01/47 .............................. 26,185,000 26,593,808
Revenue , 2018 A , Refunding , 5% , 11/01/39 .............................. 3,675,000 3,876,041
Revenue , 2018 A , Refunding , 5% , 11/01/43 .............................. 3,330,000 3,457,471
Revenue , 2018 A , Refunding , 5% , 11/01/48 .............................. 17,385,000 17,848,700
Revenue , 2019 A , 5% , 11/01/44 ....................................... 40,010,000 41,834,564
Revenue , 2019 A , 5% , 11/01/49 ....................................... 31,915,000 32,983,584

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California State University, (continued)
Revenue , 2019 A , 5% , 11/01/51 ....................................... $ 45,680,000 $ 47,120,053
Revenue , 2025 A , Refunding , 4.625% , 11/01/56 ........................... 32,800,000 33,601,006
Revenue , 2025 A , Refunding , 5.25% , 11/01/56 ............................ 75,000,000 81,717,120
California Statewide Communities Development Authority ,
Revenue , 2024 B-1 , 5% , 9/02/44 ...................................... 2,500,000 2,575,447
Revenue , 2024 B-1 , 5% , 9/02/49 ...................................... 2,000,000 2,035,945
Revenue , 2024 B-1 , 5% , 9/02/54 ...................................... 2,500,000 2,540,724
Special Assessment , 2024 A , 5% , 9/02/54 ............................... 1,290,000 1,319,089
e
Special Assessment , 2025 C-1 , 5% , 9/02/50 .............................. 4,830,000 4,945,847
e
Special Assessment , 2025 C-1 , 5% , 9/02/55 .............................. 4,260,000 4,345,479
Special Tax , 2023 A , 5.25% , 9/01/51 ................................... 3,300,000 3,416,678
Special Tax , 2024 C-2 , 4.375% , 9/02/40 ................................. 1,000,000 1,010,691
Special Tax , 2024 C-2 , 4.5% , 9/02/45 ................................... 1,050,000 1,037,241
Special Tax , 2024 C-2 , 4.625% , 9/02/50 ................................. 2,135,000 2,135,744
Special Tax , 2024 C-2 , 4.75% , 9/02/55 .................................. 2,000,000 1,999,973
Special Tax , 2025 A , 5% , 9/02/55 ...................................... 10,075,000 10,332,988
Special Tax , 2025 B , 5% , 9/02/50 ...................................... 2,840,000 2,917,210
Special Tax , 2025 B , 5% , 9/02/55 ...................................... 2,000,000 2,048,063
899 Charleston , Revenue , 2024 , Refunding , California Mortgage Insured , 4.25% ,
11/01/44 ....................................................... 4,320,000 4,323,120
899 Charleston , Revenue , 2024 , Refunding , California Mortgage Insured , 5% ,
11/01/49 ....................................................... 2,500,000 2,646,667
Adventist Health System/West Obligated Group , Revenue , 2015 A , Refunding , 5% ,
3/01/35 ........................................................ 9,250,000 9,269,665
Adventist Health System/West Obligated Group , Revenue , 2018 A , Refunding , 5% ,
3/01/48 ........................................................ 67,585,000 68,106,898
Cedars-Sinai Medical Center Obligated Group , Revenue , 2018 , 5% , 7/01/48 ..... 7,980,000 8,128,618
Community Facilities District Improvement Area No. 4 , Special Tax , 2024 , 5% ,
9/01/45 ........................................................ 1,840,000 1,891,896
Community Facilities District Improvement Area No. 4 , Special Tax , 2024 , 5% ,
9/01/55 ........................................................ 2,400,000 2,445,954
Community Facilities District No. 2020-02 Improvement Area No. 2 , Special Tax ,
2022 , 5.25% , 9/01/52 ............................................. 1,650,000 1,695,197
Community Facilities District No. 2020-2 Improvement Area No. 3 , Special Tax , 2024 ,
5% , 9/01/34 .................................................... 345,000 375,183
Community Facilities District No. 2020-2 Improvement Area No. 3 , Special Tax , 2024 ,
5% , 9/01/39 .................................................... 745,000 795,150
Community Facilities District No. 2020-2 Improvement Area No. 3 , Special Tax , 2024 ,
5% , 9/01/44 .................................................... 1,230,000 1,269,237
Community Facilities District No. 2020-2 Improvement Area No. 3 , Special Tax , 2024 ,
5% , 9/01/49 .................................................... 500,000 511,385
Community Facilities District No. 2020-2 Improvement Area No. 3 , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 750,000 763,486
Community Facilities District No. 2021-03 , Special Tax , 2024 , 5% , 9/01/44 ....... 875,000 901,399
Community Facilities District No. 2021-03 , Special Tax , 2024 , 5% , 9/01/49 ....... 820,000 839,454
Community Facilities District No. 2021-03 , Special Tax , 2024 , 5% , 9/01/54 ....... 850,000 866,890
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5% , 9/01/43 ........ 1,000,000 1,037,348
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5% , 9/01/53 ........ 1,850,000 1,885,706
Community Facilities District No. 20220 , Special Tax , 2023 , 5% , 9/01/43 ......... 1,030,000 1,068,468
Community Facilities District No. 20220 , Special Tax , 2023 , 5% , 9/01/48 ......... 1,120,000 1,147,350
Community Facilities District No. 20220 , Special Tax , 2023 , 5% , 9/01/53 ......... 1,000,000 1,018,000
Community Facilities District No. 2022-03 , Special Tax , 2023 , 5% , 9/01/38 ....... 1,675,000 1,790,020
Community Facilities District No. 2022-03 , Special Tax , 2023 , 5% , 9/01/43 ....... 380,000 394,192
Community Facilities District No. 2022-03 , Special Tax , 2023 , 5% , 9/01/53 ....... 1,250,000 1,272,500
Community Facilities District No. 2022-10 , Special Tax , 2023 , 5.5% , 9/01/53 ...... 1,770,000 1,859,910
Enloe Medical Center Obligated Group , Revenue , 2022 A , AG Insured , 5% , 8/15/42 600,000 627,279

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Enloe Medical Center Obligated Group , Revenue , 2022 A , AG Insured , 5.125% ,
8/15/47 ........................................................ $ 880,000 $ 904,058
Enloe Medical Center Obligated Group , Revenue , 2022 A , AG Insured , 5.25% ,
8/15/52 ........................................................ 11,215,000 11,526,980
Enloe Medical Center Obligated Group , Revenue , 2022 A , AG Insured , 5.375% ,
8/15/57 ........................................................ 17,930,000 18,524,991
Marin General Hospital Obligated Group , Revenue , 2018 A , 5% , 8/01/34 ........ 1,225,000 1,265,281
Sequoia Living, Inc. , Revenue , 2025 A , Refunding , California Mortgage Insured , 5% ,
7/01/50 ........................................................ 23,000,000 24,347,000
c
Carlsbad Unified School District , GO , 2011 C , 6.34%, 8/01/35 .................. 33,000,000 40,446,965
Centinela Valley Union High School District , GO , 2004 A , Refunding , NATL Insured ,
5.5% , 8/01/33 .................................................... 14,035,000 15,293,388
d
Central Valley Energy Authority , Revenue , 2025 , Mandatory Put , 5% , 8/01/35 ...... 50,000,000 55,532,245
Chaffey Joint Union High School District , GO , B , 5% , 8/01/44 .................. 10,000,000 10,003,247
Chino Community Facilities District ,
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 4% , 9/01/29 ...................................... 285,000 290,335
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 5% , 9/01/34 ...................................... 650,000 711,139
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 5% , 9/01/39 ...................................... 830,000 893,193
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 5% , 9/01/44 ...................................... 795,000 820,723
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 5% , 9/01/49 ...................................... 675,000 690,040
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 5% , 9/01/54 ...................................... 740,000 753,642
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 8 ,
Special Tax , 2021 , 4% , 9/01/41 ...................................... 1,710,000 1,669,572
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 8 ,
Special Tax , 2021 , 4% , 9/01/46 ...................................... 1,000,000 927,989
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 8 ,
Special Tax , 2021 , 4% , 9/01/51 ...................................... 1,250,000 1,109,915
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 5% , 9/01/37 ...................................... 2,740,000 2,943,012
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 5.25% , 9/01/42 ................................... 2,000,000 2,116,941
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 5.375% , 9/01/47 ................................... 2,000,000 2,093,100
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 5.375% , 9/01/52 ................................... 2,695,000 2,800,672
City of Chino Community Facilities District No. 2022-1 , Special Tax , 2025 , 5.25% ,
9/01/55 ........................................................ 2,000,000 2,077,291
Chino Valley Unified School District ,
GO , 2020 B , 3.375% , 8/01/50 ......................................... 20,500,000 16,826,441
GO , 2020 B , 5% , 8/01/55 ............................................ 10,000,000 10,327,044
City & County of San Francisco ,
GO , 2022 R-1 , Refunding , 5% , 6/15/26 ................................. 5,000,000 5,076,935
f
District No. 2020-1 Development , Special Tax , 144A, 2023 A , 5.75% , 9/01/50 ..... 850,000 899,467
f
District No. 2020-1 Office , Special Tax , 144A, 2023 B , 5.75% , 9/01/53 .......... 1,835,000 1,938,191
City of Beaumont ,
Community Facilities District No. 2016-3 , Special Tax , 2023 , 5% , 9/01/38 ........ 500,000 539,704
Community Facilities District No. 2016-3 , Special Tax , 2023 , 5% , 9/01/43 ........ 625,000 652,511
Community Facilities District No. 2016-3 , Special Tax , 2023 , 5% , 9/01/48 ........ 745,000 764,169
Community Facilities District No. 2016-3 , Special Tax , 2023 , 5% , 9/01/53 ........ 950,000 964,019
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/39 ........ 400,000 426,652

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Beaumont, (continued)
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/44 ........ $ 650,000 $ 672,455
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/49 ........ 1,000,000 1,024,078
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/54 ........ 1,500,000 1,527,948
Community Facilities District No. 93-1 Improvement Area No. 17D , Special Tax , 2024 ,
5% , 9/01/45 .................................................... 1,000,000 1,027,479
Community Facilities District No. 93-1 Improvement Area No. 17D , Special Tax , 2024 ,
5% , 9/01/49 .................................................... 1,000,000 1,024,446
Community Facilities District No. 93-1 Improvement Area No. 17D , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 1,390,000 1,420,622
City of Corona ,
Community Facilities District No. 2018-1 Improvement Area No. 1 , Special Tax , 2020 ,
4% , 9/01/45 .................................................... 650,000 603,404
Community Facilities District No. 2018-1 Improvement Area No. 1 , Special Tax , 2020 ,
4% , 9/01/50 .................................................... 1,500,000 1,341,362
City of Dixon , Community Facilities District No. 2019-1 Improvement Area No. 2 ,
Special Tax , 2024 , 5% , 9/01/54 ....................................... 1,000,000 1,020,590
City of Dublin ,
Community Facilities District No. 2015-1 Improvement Area No. 4 , Special Tax , 2022 ,
5.25% , 9/01/42 .................................................. 2,005,000 2,117,414
Community Facilities District No. 2015-1 Improvement Area No. 4 , Special Tax , 2022 ,
5.5% , 9/01/47 ................................................... 2,630,000 2,771,336
Community Facilities District No. 2015-1 Improvement Area No. 4 , Special Tax , 2022 ,
5.5% , 9/01/51 ................................................... 3,040,000 3,179,182
Community Facilities District No. 2015-1 Improvement Area No. 5 , Special Tax , 2023 ,
5.125% , 9/01/43 ................................................. 1,275,000 1,329,566
City of Fillmore ,
Community Facilities District No. 5 Improvement Area B , Special Tax , 2023 , 5% ,
9/01/38 ........................................................ 1,000,000 1,068,669
Community Facilities District No. 5 Improvement Area B , Special Tax , 2023 , 5% ,
9/01/43 ........................................................ 1,100,000 1,138,163
Community Facilities District No. 5 Improvement Area B , Special Tax , 2023 , 5% ,
9/01/48 ........................................................ 2,375,000 2,434,553
Community Facilities District No. 5 Improvement Area B , Special Tax , 2023 , 5% ,
9/01/53 ........................................................ 3,740,000 3,812,184
City of Fontana ,
Community Facilities District No. 85 , Special Tax , 2020 , 4% , 9/01/45 ........... 850,000 782,811
Community Facilities District No. 85 , Special Tax , 2020 , 4% , 9/01/50 ........... 900,000 810,894
Community Facilities District No. 88 , Special Tax , 2020 , 4% , 9/01/45 ........... 1,100,000 1,018,437
Community Facilities District No. 88 , Special Tax , 2020 , 4% , 9/01/51 ........... 1,545,000 1,373,958
Community Facilities District No. 89 , Special Tax , 2020 , 4% , 9/01/40 ........... 750,000 742,803
Community Facilities District No. 89 , Special Tax , 2020 , 4% , 9/01/51 ........... 1,500,000 1,348,353
Community Facilities District No. 90 , Special Tax , 2021 , 4% , 9/01/41 ........... 530,000 520,466
Community Facilities District No. 90 , Special Tax , 2021 , 4% , 9/01/46 ........... 475,000 443,828
Community Facilities District No. 90 , Special Tax , 2021 , 4% , 9/01/51 ........... 1,825,000 1,645,554
Community Facilities District No. 99 , Special Tax , 2023 , 5% , 9/01/45 ........... 600,000 617,124
Community Facilities District No. 99 , Special Tax , 2023 , 5% , 9/01/53 ........... 500,000 509,167
Community Facilities District No. 109 , Special Tax , 2024 , 5% , 9/01/44 .......... 1,000,000 1,035,277
Community Facilities District No. 109 , Special Tax , 2024 , 5% , 9/01/49 .......... 1,100,000 1,124,509
Community Facilities District No. 109 , Special Tax , 2024 , 5% , 9/01/54 .......... 1,400,000 1,423,802
Community Facilities District No. 112 , Special Tax , 2024 , 5% , 9/01/39 ........... 1,000,000 1,073,840
Community Facilities District No. 112 , Special Tax , 2024 , 5% , 9/01/44 ........... 2,300,000 2,381,138
Community Facilities District No. 112 , Special Tax , 2024 , 5% , 9/01/54 ........... 2,000,000 2,035,435
City of Laguna Beach ,
Underground Utility Assessment District No. 2014-2 , Special Assessment , 4.375% ,
9/02/39 ........................................................ 1,685,000 1,742,323

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Laguna Beach, (continued)
Underground Utility Assessment District No. 2014-2 , Special Assessment , 4.625% ,
9/02/44 ........................................................ $ 1,000,000 $ 1,004,821
City of Lake Elsinore ,
Community Facilities District No. 2006-6 , Special Tax , 2022 , 4.75% , 9/01/52 ...... 1,000,000 982,201
Community Facilities District No. 2019-2 , Special Tax , 2024 , 5% , 9/01/49 ........ 1,000,000 1,024,446
Community Facilities District No. 2019-2 , Special Tax , 2024 , 5% , 9/01/54 ........ 1,000,000 1,019,871
City of Lincoln ,
Community Facilities District No. 2006-1 Area No. 1 , Special Tax , 2021 , Refunding ,
4% , 9/01/39 .................................................... 290,000 289,042
Community Facilities District No. 2006-1 Area No. 1 , Special Tax , 2021 , Refunding ,
4% , 9/01/40 .................................................... 160,000 156,555
Community Facilities District No. 2006-1 Area No. 1 , Special Tax , 2021 , Refunding ,
4% , 9/01/43 .................................................... 320,000 300,772
Community Facilities District No. 2019-1 , Special Tax , 2022 , 5% , 9/01/42 ........ 2,015,000 2,073,718
Community Facilities District No. 2019-1 , Special Tax , 2022 , 5% , 9/01/47 ........ 3,430,000 3,499,702
Community Facilities District No. 2019-1 , Special Tax , 2022 , 5% , 9/01/52 ........ 2,090,000 2,117,402
Community Facilities District No. 2019-1 , Special Tax , 2025 , 5% , 9/01/55 ........ 1,400,000 1,419,403
City of Long Beach ,
Harbor , Revenue , 2017 C , Refunding , 5% , 5/15/47 ......................... 15,660,000 15,932,226
Harbor , Revenue , 2019 A , 5% , 5/15/44 .................................. 15,045,000 15,715,104
Harbor , Revenue , 2019 A , 5% , 5/15/49 .................................. 8,705,000 9,042,373
City of Los Angeles ,
Department of Airports , Revenue , 2018 C , 5% , 5/15/37 ..................... 9,550,000 9,806,842
Department of Airports , Revenue , 2018 C , 5% , 5/15/44 ..................... 39,405,000 39,800,855
Department of Airports , Revenue , 2019 A , Refunding , 5% , 5/15/49 ............. 10,000,000 10,124,430
Department of Airports , Revenue , 2019 C , 5% , 5/15/39 ..................... 2,305,000 2,457,100
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/35 ............. 10,005,000 10,961,431
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/36 ............. 6,000,000 6,547,569
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/37 ............. 5,000,000 5,428,032
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/38 ............. 15,925,000 17,202,261
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/40 ............. 22,485,000 24,023,095
Department of Airports , Revenue , 2021 D , 5% , 5/15/33 ..................... 4,735,000 5,251,294
Department of Airports , Revenue , 2021 D , 5% , 5/15/34 ..................... 2,500,000 2,762,491
Department of Airports , Revenue , 2021 D , Pre-Refunded , 5% , 5/15/34 .......... 140,000 154,515
Department of Airports , Revenue, Senior Lien , 2020 B , Refunding , 4% , 5/15/39 ... 2,000,000 2,043,722
Department of Airports , Revenue, Senior Lien , 2020 C , 5% , 5/15/37 ............ 6,595,000 7,010,066
Department of Airports , Revenue, Senior Lien , 2022 G , 5% , 5/15/29 ............ 2,000,000 2,139,774
Department of Airports , Revenue, Senior Lien , 2022 G , 4% , 5/15/42 ............ 16,575,000 16,042,876
Department of Airports , Revenue, Senior Lien , 2022 G , 4% , 5/15/47 ............ 11,325,000 10,499,836
Department of Airports , Revenue, Senior Lien , 2022 H , 5% , 5/15/42 ............ 1,415,000 1,483,682
Department of Airports , Revenue, Senior Lien , 2022 H , 5% , 5/15/47 ............ 25,000,000 25,705,867
Department of Airports , Revenue, Senior Lien , 2022 H , 5.25% , 5/15/47 ......... 24,000,000 25,116,190
Department of Airports , Revenue, Senior Lien , 2022 I , 5% , 5/15/42 ............. 2,360,000 2,557,554
Department of Airports , Revenue, Senior Lien , 2022 I , 4% , 5/15/48 ............. 2,000,000 1,936,398
Department of Airports , Revenue, Senior Lien , 2022 I , 5% , 5/15/48 ............. 6,265,000 6,560,010
Department of Airports , Revenue, Sub. Lien , 2016 B , 5% , 5/15/41 ............. 10,000,000 10,036,407
Department of Airports , Revenue, Sub. Lien , 2016 B , 5% , 5/15/46 ............. 15,265,000 15,292,987
Department of Airports , Revenue, Sub. Lien , 2017 A , 5% , 5/15/42 ............. 3,680,000 3,719,854
Department of Airports , Revenue, Sub. Lien , 2017 A , 5% , 5/15/47 ............. 51,110,000 51,318,835
Department of Airports , Revenue, Sub. Lien , 2017 B , 5% , 5/15/42 ............. 4,000,000 4,088,157
Department of Airports , Revenue, Sub. Lien , 2018 A , 5% , 5/15/44 ............. 32,985,000 33,442,730
Department of Airports , Revenue, Sub. Lien , 2018 E , Refunding , 5% , 5/15/43 ..... 16,995,000 17,781,335
Department of Airports , Revenue, Sub. Lien , 2018 E , Refunding , 5% , 5/15/48 ..... 33,145,000 34,106,679
Department of Airports , Revenue, Sub. Lien , 2019 E , 5% , 5/15/44 ............. 23,485,000 24,354,131
Department of Airports , Revenue, Sub. Lien , 2019 E , 5% , 5/15/49 ............. 10,495,000 10,738,866
Department of Airports , Revenue, Sub. Lien , 2021 A , Refunding , 5% , 5/15/36 ..... 3,665,000 3,973,874

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Los Angeles, (continued)
Department of Airports , Revenue, Sub. Lien , 2021 A , Refunding , 5% , 5/15/38 ..... $ 4,920,000 $ 5,278,111
Department of Airports , Revenue, Sub. Lien , 2021 A , Refunding , 5% , 5/15/41 ..... 7,005,000 7,370,991
Department of Airports , Revenue, Sub. Lien , 2021 A , Refunding , 5% , 5/15/46 ..... 25,965,000 26,688,720
Department of Airports , Revenue, Sub. Lien , 2021 A , Refunding , 5% , 5/15/51 ..... 26,450,000 26,943,004
Department of Airports , Revenue, Sub. Lien , 2022 C , Refunding , 5% , 5/15/45 ..... 8,000,000 8,283,516
Wastewater System , Revenue , 2025 A , 5% , 6/01/55 ........................ 5,000,000 5,347,404
Wastewater System , Revenue, Sub. Lien , 2018 A , 5% , 6/01/43 ............... 10,000,000 10,345,313
City of Menifee ,
Community Facilities District No. 2019-1 Meadow Run , Special Tax , 2022 , 4% ,
9/01/37 ........................................................ 320,000 321,840
Community Facilities District No. 2019-1 Meadow Run , Special Tax , 2022 , 3% ,
9/01/43 ........................................................ 135,000 107,790
Community Facilities District No. 2019-1 Meadow Run , Special Tax , 2022 , 4% ,
9/01/51 ........................................................ 565,000 494,080
Community Facilities District No. 2022-1 , Special Tax , 2023 A , 5% , 9/01/38 ...... 500,000 537,425
Community Facilities District No. 2022-1 , Special Tax , 2023 A , 5% , 9/01/43 ...... 600,000 624,406
Community Facilities District No. 2022-1 , Special Tax , 2023 A , 5% , 9/01/48 ...... 700,000 718,930
Community Facilities District No. 2022-1 , Special Tax , 2023 A , 5% , 9/01/53 ...... 1,000,000 1,015,405
Community Facilities District No. 2022-1 , Special Tax , 2024 A , 5% , 9/01/54 ...... 1,000,000 1,015,386
Community Facilities District No. 2023-1 , Special Tax , 2024 , 5% , 9/01/44 ........ 1,500,000 1,545,256
Community Facilities District No. 2023-1 , Special Tax , 2024 , 5% , 9/01/49 ........ 2,100,000 2,149,820
Community Facilities District No. 2023-1 , Special Tax , 2024 , 5% , 9/01/55 ........ 4,365,000 4,429,821
City of Mountain House , Community Facilities District No. 2024-1 Improvement Area
No. 8 , Special Tax , 2025 , 5.25% , 9/01/55 ................................ 1,000,000 1,022,498
City of Newport Beach , Assessment District No. 113 , 1915 Act, Special Assessment ,
2021 A , 2.25% , 9/02/41 ............................................. 1,290,000 902,353
City of Ontario ,
Community Facilities District No. 13 , Special Tax , 2021 , Refunding , 4% , 9/01/38 ... 400,000 388,242
Community Facilities District No. 45 , Special Tax , 2020 , 4% , 9/01/43 ........... 410,000 386,804
Community Facilities District No. 45 , Special Tax , 2020 , 4% , 9/01/51 ........... 1,565,000 1,389,614
Community Facilities District No. 55 , Special Tax , 2022 , 5% , 9/01/42 ........... 750,000 780,716
Community Facilities District No. 55 , Special Tax , 2022 , 5% , 9/01/47 ........... 800,000 817,652
Community Facilities District No. 55 , Special Tax , 2022 , 5% , 9/01/53 ........... 845,000 858,536
Community Facilities District No. 57 , Special Tax , 2022 , 4.25% , 9/01/37 ......... 415,000 422,625
Community Facilities District No. 57 , Special Tax , 2022 , 4.625% , 9/01/42 ........ 650,000 656,773
Community Facilities District No. 57 , Special Tax , 2022 , 4.75% , 9/01/47 ......... 840,000 841,163
Community Facilities District No. 57 , Special Tax , 2022 , 4.75% , 9/01/52 ......... 825,000 816,404
Community Facilities District No. 64 , Special Tax , 2024 , 5% , 9/01/49 ........... 2,225,000 2,264,978
Community Facilities District No. 66 , Special Tax , 2024 , 5% , 9/01/39 ........... 1,410,000 1,492,743
Community Facilities District No. 66 , Special Tax , 2024 , 5% , 9/01/44 ........... 1,795,000 1,851,770
Community Facilities District No. 66 , Special Tax , 2024 , 5% , 9/01/49 ........... 1,000,000 1,020,841
Community Facilities District No. 66 , Special Tax , 2024 , 5% , 9/01/54 ........... 1,000,000 1,017,001
Community Facilities District No. 71 , Special Tax , 2025 , 5% , 9/01/55 ........... 1,500,000 1,520,789
City of Orange , Community Facilities District No. 06-1 , Special Tax , 2015 , Refunding ,
AG Insured , 5% , 10/01/40 ........................................... 7,500,000 7,544,733
City of Pasadena , Electric , Revenue , 2016 A , Refunding , 4% , 6/01/46 ............ 22,625,000 22,285,600
City of Rancho Cordova ,
Arista Del Sol Community Facilities District No. 2022-1 Improvement Area No. 1 ,
Special Tax , 2023 , 5.125% , 9/01/43 ................................... 525,000 546,846
Arista Del Sol Community Facilities District No. 2022-1 Improvement Area No. 1 ,
Special Tax , 2023 , 5.375% , 9/01/53 ................................... 1,100,000 1,141,867
City Grantline 220 Community Facilities District No. 2023-1 Improvement Area No. 2 ,
Special Tax , 2024 , 5% , 9/01/54 ...................................... 1,790,000 1,816,590
Grantline 220 Community Facilities District No. 2023-1 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/44 ...................................... 885,000 908,570

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Rancho Cordova, (continued)
Grantline 220 Community Facilities District No. 2023-1 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/49 ...................................... $ 550,000 $ 560,730
Grantline 220 Community Facilities District No. 2023-1 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/53 ...................................... 525,000 533,428
City of Rialto , Community Facilities District No. 2020-1 , Special Tax , 2025 , 5.125% ,
9/01/55 ......................................................... 1,000,000 1,025,057
City of Roseville ,
Amoruso Ranch Community Facilities District No. 1 Improvement Area No. 2 , Special
Tax , 2025 , 5% , 9/01/50 ............................................ 1,190,000 1,203,724
Amoruso Ranch Community Facilities District No. 1 Improvement Area No. 2 , Special
Tax , 2025 , 5% , 9/01/55 ............................................ 1,750,000 1,760,714
Creekview Community Facilities District No. 1 Improvement Area No. 2 , Special Tax ,
2024 , 5% , 9/01/54 ................................................ 2,165,000 2,190,984
Electric System , COP , 2004 , AG Insured , 5% , 2/01/34 ...................... 5,000 5,008
Ranch at Sierra Vista Community Facilities District No. 1 , Special Tax , 2023 , 5% ,
9/01/38 ........................................................ 1,165,000 1,237,806
Ranch at Sierra Vista Community Facilities District No. 1 , Special Tax , 2023 , 5% ,
9/01/43 ........................................................ 1,000,000 1,034,031
Ranch at Sierra Vista Community Facilities District No. 1 , Special Tax , 2023 , 5% ,
9/01/48 ........................................................ 1,000,000 1,026,386
Ranch at Sierra Vista Community Facilities District No. 1 , Special Tax , 2023 , 5% ,
9/01/53 ........................................................ 1,150,000 1,172,196
City of Sacramento ,
Transient Occupancy Tax , Revenue , 2018 A , 5% , 6/01/43 .................... 13,555,000 13,958,958
Transient Occupancy Tax , Revenue , 2018 A , 5% , 6/01/48 .................... 21,415,000 21,895,272
City of San Francisco ,
Public Utilities Commission Water , Revenue , 2025 D , 5% , 11/01/55 ............ 75,000,000 79,453,230
Public Utilities Commission Water , Revenue, Sub. Lien , 2023 AB-A , 5.25% , 11/01/48 47,895,000 51,987,829
Public Utilities Commission Water , Revenue, Sub. Lien , 2023 AB-A , 5.25% , 11/01/52 40,170,000 43,014,422
City of Santa Paula ,
Harvest Community Facilities District No. 1 Improvement Area A , Special Tax , 2022 ,
4% , 9/01/42 .................................................... 575,000 545,065
Harvest Community Facilities District No. 1 Improvement Area A , Special Tax , 2022 ,
4% , 9/01/47 .................................................... 1,460,000 1,317,096
Harvest Community Facilities District No. 1 Improvement Area A , Special Tax , 2022 ,
4% , 9/01/52 .................................................... 3,530,000 3,078,394
Harvest Community Facilities District No. 1 Improvement Area A , Special Tax , 2023 ,
5% , 9/01/49 .................................................... 325,000 333,251
Harvest Community Facilities District No. 1 Improvement Area A , Special Tax , 2023 ,
5% , 9/01/53 .................................................... 1,345,000 1,372,711
City of Upland , San Antonio Regional Hospital Obligated Group , COP , Refunding , 5% ,
1/01/47 ......................................................... 14,400,000 14,497,103
City of Vernon ,
Electric System , Revenue , 2022 A , Refunding , 5% , 8/01/34 .................. 1,350,000 1,490,765
Electric System , Revenue , 2022 A , Refunding , 5% , 8/01/39 .................. 425,000 455,874
Electric System , Revenue , 2022 A , Refunding , 5% , 8/01/40 .................. 365,000 389,319
Electric System , Revenue , 2022 A , Refunding , 5% , 8/01/41 .................. 420,000 444,317
City of Wildomar ,
Community Facilities District No. 2022-3 , Special Tax , 2024 , 5% , 9/01/42 ........ 800,000 834,878
Community Facilities District No. 2022-3 , Special Tax , 2024 , 5% , 9/01/47 ........ 1,000,000 1,022,358
Community Facilities District No. 2022-3 , Special Tax , 2024 , 5% , 9/01/54 ........ 1,200,000 1,222,122
f
CMFA Special Finance Agency ,
Latitude33 , Revenue , 144A, 2021 A-1 , 3% , 12/01/56 ....................... 9,000,000 5,958,239
Solana at Grand , Revenue, Senior Lien , 144A, 2021 A-1 , 4% , 8/01/56 .......... 54,800,000 47,173,988
f
CMFA Special Finance Agency Enclave , Revenue, Senior Lien , 144A, 2022 A-1 , 4% ,
8/01/58 ......................................................... 26,500,000 20,143,641

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
f
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-1 , 3% , 8/01/56 .............................................. $ 94,250,000 $ 65,072,830
f
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Senior Lien ,
144A, 2021 A-1 , 3% , 8/01/56 ......................................... 34,750,000 23,537,756
f
CMFA Special Finance Agency XII , Allure Apartments , Revenue, Senior Lien , 144A,
2022 A-1 , 3.25% , 2/01/57 ............................................ 27,500,000 19,873,054
Coachella Valley Unified School District ,
GO , 2016 F , BAM Insured , 5% , 8/01/46 ................................. 7,135,000 7,181,192
c
GO , C , AG Insured , 3.38%, 8/01/36 .................................... 8,000,000 5,608,644
c
GO , C , AG Insured , 3.51%, 8/01/37 .................................... 8,000,000 5,346,143
c
GO , C , AG Insured , 3.87%, 8/01/40 .................................... 7,500,000 4,299,322
c
GO , C , AG Insured , 4.45%, 8/01/43 .................................... 10,000,000 4,631,779
c
Colton Joint Unified School District , GO , 2010 B , AG Insured , 4.56%, 8/01/42 ...... 16,365,000 7,785,228
Contra Costa Community College District , GO , 2020 C , 4% , 8/01/32 ............. 1,200,000 1,281,045
Contra Costa Water District , Revenue , V , Refunding , 5% , 10/01/49 .............. 7,500,000 7,798,400
Corona Community Facilities District ,
City of Corona Community Facilities District No. 2018-1 Improvement Area No. 2 ,
Special Tax , 2024 , 5% , 9/01/49 ...................................... 1,600,000 1,632,195
City of Corona Community Facilities District No. 2018-1 Improvement Area No. 2 ,
Special Tax , 2024 , 5% , 9/01/54 ...................................... 1,600,000 1,623,768
c
Corona-Norco Unified School District , GO , 1998 C , NATL Insured , 2.75%, 9/01/26 ... 6,080,000 5,956,395
County of El Dorado , Community Facilities District No. 2014-1 , Special Tax , 2023 , 5% ,
9/01/48 ......................................................... 1,000,000 1,023,111
County of Los Angeles ,
Community Facilities District No. 2021-01 Improvement Area No. 2 , Special Tax ,
2024 , 5% , 9/01/44 ................................................ 1,400,000 1,449,388
Community Facilities District No. 2021-01 Improvement Area No. 2 , Special Tax ,
2024 , 5% , 9/01/49 ................................................ 1,400,000 1,431,194
Community Facilities District No. 2021-01 Improvement Area No. 2 , Special Tax ,
2024 , 5% , 9/01/54 ................................................ 1,750,000 1,781,006
County of Orange ,
Community Facilities District No. 2021-1 , Special Tax , 2022 A , 5% , 8/15/37 ...... 1,300,000 1,389,099
Community Facilities District No. 2021-1 , Special Tax , 2022 A , 5% , 8/15/42 ...... 850,000 890,669
Community Facilities District No. 2021-1 , Special Tax , 2022 A , 5% , 8/15/47 ...... 1,250,000 1,284,686
Community Facilities District No. 2021-1 , Special Tax , 2022 A , 5% , 8/15/52 ...... 8,200,000 8,391,968
County of Placer ,
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 900,000 921,439
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/48 .................................................... 1,360,000 1,376,172
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/53 .................................................... 1,000,000 1,006,821
County of Riverside , Community Facilities District No. 07-2 , Special Tax , 2020 , AG
Insured , 4% , 9/01/45 ............................................... 2,730,000 2,620,759
County of Sacramento ,
Airport System , Revenue , 2025 D , AG Insured , 5.25% , 7/01/50 ............... 7,500,000 7,916,234
Airport System , Revenue, Senior Lien , 2016 A , Refunding , 5% , 7/01/41 ......... 10,000,000 10,089,828
Airport System , Revenue, Sub. Lien , 2016 B , Refunding , 5% , 7/01/41 ........... 9,000,000 9,080,845
Community Facilities District No. 2014-2 , Special Tax , 2021 , 4% , 9/01/41 ........ 325,000 310,810
Community Facilities District No. 2014-2 , Special Tax , 2021 , 4% , 9/01/46 ........ 325,000 294,677
f
CSCDA Community Improvement Authority ,
1818 Platinum Triangle-Anaheim , Revenue, Senior Lien , 144A, 2021 A-1 , 3.35% ,
4/01/47 ........................................................ 9,600,000 8,176,882
777 Place-Pomona , Revenue, Senior Lien , 144A, 2021 A-1 , 3.6% , 5/01/47 ....... 10,000,000 8,247,813
777 Place-Pomona , Revenue, Senior Lien , 144A, 2021 A-2 , 3.25% , 5/01/57 ...... 12,500,000 8,615,115
Acacia on Santa Rosa Creek , Revenue, Senior Lien , 144A, 2021 A , 4% , 10/01/56 . 13,000,000 10,702,984
Cameo/Garrison Apartments , Revenue , 144A, 2021 A-1 , 2.8% , 3/01/47 ......... 20,800,000 16,585,808

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
f
CSCDA Community Improvement Authority, (continued)
Cameo/Garrison Apartments , Revenue , 144A, 2021 B , 4% , 3/01/57 ............ $ 7,000,000 $ 5,183,594
Cameo/Garrison Apartments , Revenue, Senior Lien , 144A, 2021 A-2 , 3% , 3/01/57 . 7,430,000 5,066,666
Crescent (The) , Revenue, Senior Lien , 144A, 2022 A-1 , 3.25% , 7/01/43 ......... 6,530,000 5,075,987
Crescent (The) , Revenue, Senior Lien , 144A, 2022 A-2 , 4.3% , 7/01/59 .......... 18,250,000 14,584,767
Dublin , Revenue , 144A, 2021 B , 4% , 2/01/57 ............................. 16,110,000 12,026,563
Dublin , Revenue, Senior Lien , 144A, 2021 A-1 , 2.45% , 2/01/47 ............... 36,700,000 31,093,715
Dublin , Revenue, Senior Lien , 144A, 2021 A-2 , 3% , 2/01/57 .................. 45,500,000 31,427,619
Escondido Portfolio , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 6/01/48 ........ 10,000,000 7,210,793
Jefferson Platinum Triangle Apartments , Revenue , 144A, 2021 A-1 , 2.875% , 8/01/41 17,470,000 16,192,342
Jefferson Platinum Triangle Apartments , Revenue , 144A, 2021 A-2 , 3.125% , 8/01/56 54,465,000 41,114,272
Monterey Station Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 7/01/43 . 8,000,000 6,280,862
Parallel-Anaheim , Revenue , 144A, 2021 A , 4% , 8/01/56 ..................... 17,540,000 15,767,413
Park Crossing Apartments , Revenue, Senior Lien , 144A, 2021 A , 3.25% , 12/01/58 . 18,750,000 12,900,609
Pasadena Portfolio , Revenue, Senior Lien , 144A, 2021 A-1 , 2.65% , 12/01/46 ..... 1,350,000 1,146,193
Pasadena Portfolio , Revenue, Senior Lien , 144A, 2021 A-2 , 3% , 12/01/56 ....... 39,820,000 28,424,308
Renaissance at City Center , Revenue , 144A, 2020 A , 5% , 7/01/51 ............. 18,625,000 17,644,316
Theo Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3.5% , 5/01/47 ........ 5,000,000 4,234,929
c
Towne at Glendale Apartments , Revenue , 144A, 2022 A , 1.199%, 9/01/62 ....... 53,000,000 34,936,858
Vineyard Garden Apartments , Revenue, Senior Lien , 144A, 2021 A , 3.25% , 10/01/58 14,000,000 9,894,199
Waterscape Apartments , Revenue, Senior Lien , 144A, 2021 A , 3% , 9/01/56 ...... 5,000,000 3,420,344
Westgate Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 6/01/47 ...... 14,500,000 10,196,641
Wood Creek Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 12/01/49 ... 30,000,000 20,359,890
Wood Creek Apartments , Revenue, Senior Lien , 144A, 2021 A-2 , 4% , 12/01/58 ... 25,000,000 17,743,440
Daly City Housing Development Finance Agency , Franciscan Park LLC , Revenue , 2007
A , Refunding , 5% , 12/15/47 .......................................... 17,870,000 17,876,676
Day Creek Square Public Facilities ,
Community Facilities District No. 2018-1 , Special Tax , 2020 , 4% , 9/01/40 ........ 625,000 617,638
Community Facilities District No. 2018-1 , Special Tax , 2020 , 4% , 9/01/45 ........ 700,000 648,957
Delano Joint Union High School District , GO , 2003 A , Refunding , NATL Insured , 5.15% ,
2/01/32 ......................................................... 8,410,000 8,948,399
East Bay Municipal Utility District ,
Water System , Revenue , 2017 A , Refunding , 5% , 6/01/45 ................... 4,240,000 4,318,738
Water System , Revenue , 2019 A , 5% , 6/01/44 ............................ 4,000,000 4,196,521
Eastern Municipal Water District ,
Community Facilities District No. 2013-63 Improvement Area B , Special Tax , 2024 ,
4% , 9/01/43 .................................................... 1,315,000 1,223,782
Community Facilities District No. 2013-63 Improvement Area B , Special Tax , 2024 ,
4.25% , 9/01/49 .................................................. 1,095,000 1,007,853
Community Facilities District No. 2017-77 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/45 .................................................... 1,175,000 1,203,885
Community Facilities District No. 2017-77 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 2,485,000 2,504,235
Community Facilities District No. 2017-79 , Special Tax , 2021 , 4% , 9/01/46 ....... 2,815,000 2,524,774
Community Facilities District No. 2017-79 , Special Tax , 2021 , 4% , 9/01/51 ....... 3,405,000 2,955,055
Community Facilities District No. 2019-83 , Special Tax , 2022 , 4% , 9/01/51 ....... 2,790,000 2,436,085
Community Facilities District No. 2019-86 , Special Tax , 2023 , 5% , 9/01/48 ....... 855,000 876,439
Community Facilities District No. 2019-86 , Special Tax , 2023 , 5% , 9/01/54 ....... 1,775,000 1,804,612
Community Facilities District No. 2022-95 , Special Tax , 2024 , 4% , 9/01/39 ....... 1,250,000 1,231,592
Community Facilities District No. 2022-95 , Special Tax , 2024 , 4% , 9/01/44 ....... 1,500,000 1,379,381
Community Facilities District No. 2022-95 , Special Tax , 2024 , 4.25% , 9/01/49 ..... 2,030,000 1,868,439
Community Facilities District No. 2022-95 , Special Tax , 2024 , 4.375% , 9/01/54 .... 1,280,000 1,177,030
Eastern Municipal Water District Financing Authority , Revenue , 2015 B , 5% , 7/01/46 . 30,705,000 30,731,462
Elk Grove Finance Authority , Community Facilities District No. 2005-1 Laguna Ridge ,
Special Tax , 2024 , 5% , 9/01/51 ....................................... 1,725,000 1,760,509
c
Fairfax School District , GO , 2011 , AG Insured , 4.91%, 11/01/48 ................. 10,380,000 3,459,749

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
FHLMC, Multi-family ML Pass-Through Certificates , Revenue , 2019-ML06 , ACA ,
2.493% , 7/25/35 ................................................... $ 981,522 $ 876,667
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 , GO ,
C , 4% , 10/01/43 ................................................... 5,000,000 4,952,915
Folsom Ranch Financing Authority ,
City of Folsom Community Facilities District No. 18 , Special Tax , 2024 , 5% , 9/01/44 1,000,000 1,033,085
City of Folsom Community Facilities District No. 18 , Special Tax , 2024 , 5% , 9/01/49 1,250,000 1,280,558
City of Folsom Community Facilities District No. 18 , Special Tax , 2024 , 5% , 9/01/54 5,535,000 5,644,987
City of Folsom Community Facilities District No. 23 Improvement Area No. 2 , Special
Tax , 2024 , 5% , 9/01/39 ............................................ 715,000 757,260
City of Folsom Community Facilities District No. 23 Improvement Area No. 2 , Special
Tax , 2024 , 5% , 9/01/44 ............................................ 775,000 793,101
City of Folsom Community Facilities District No. 23 Improvement Area No. 2 , Special
Tax , 2024 , 5% , 9/01/49 ............................................ 425,000 433,015
City of Folsom Community Facilities District No. 23 Improvement Area No. 2 , Special
Tax , 2024 , 5% , 9/01/53 ............................................ 485,000 493,415
Foothill-Eastern Transportation Corridor Agency ,
Revenue , 2013 A , Refunding , AG Insured , 5.5% , 1/15/31 .................... 35,000,000 39,918,746
Revenue , 2013 A , Refunding , AG Insured , 5.625% , 1/15/32 .................. 37,260,000 42,646,600
Revenue , 2013 A , Refunding , 6.85% , 1/15/42 ............................. 98,000,000 112,606,547
c
Revenue , 2013 A , Refunding , AG Insured , 3.36%, 1/15/37 ................... 41,250,000 28,573,920
c
Revenue , 2013 A , Refunding , AG Insured , 3.48%, 1/15/38 ................... 77,650,000 51,303,169
c
Revenue , 2013 A , Refunding , AG Insured , 3.59%, 1/15/39 ................... 56,100,000 35,328,448
c
Revenue , 2013 A , Refunding , 4.28%, 1/15/42 ............................. 130,000,000 66,162,967
c
Revenue, Senior Lien , 1995 A , ETM, 2.39%, 1/01/26 ....................... 23,475,000 23,425,853
c
Revenue, Senior Lien , 1995 A , ETM, 2.51%, 1/01/27 ....................... 15,000,000 14,600,203
c
Revenue, Senior Lien , 1995 A , ETM, 2.5%, 1/01/28 ........................ 2,000,000 1,899,647
c
Revenue, Senior Lien , 1995 A , ETM, 2.41%, 1/01/29 ....................... 35,310,000 32,802,467
Revenue, Senior Lien , 2021 A , Refunding , 4% , 1/15/46 ..................... 17,500,000 16,983,094
c
Fowler Unified School District ,
GO , 2010 C , AG Insured , 4%, 8/01/41 .................................. 3,095,000 1,673,164
GO , 2010 C , AG Insured , 4.17%, 8/01/42 ................................ 3,005,000 1,520,722
Fremont Unified School District , GO , 2024 A , 4% , 8/01/45 ..................... 5,000,000 4,956,893
Fresno Unified School District ,
GO , 2020 B , 5% , 8/01/46 ............................................ 2,635,000 2,752,982
GO , 2020 B , 4% , 8/01/48 ............................................ 3,205,000 3,070,778
GO , 2020 B , 4% , 8/01/52 ............................................ 6,585,000 6,194,048
GO , 2020 B , 4% , 8/01/55 ............................................ 4,000,000 3,736,648
c
Glendale Community College District , GO , 2003 C , NATL Insured , 3.84%, 8/01/28 ... 6,570,000 5,941,435
Golden State Tobacco Securitization Corp. , Revenue , 2022 A-1 , Refunding , 5% ,
6/01/51 ......................................................... 21,350,000 21,392,153
Golden Valley Unified School District Financing Authority ,
Community Facilities District No. 2017-1 , Revenue , 2021 A , 4% , 9/01/46 ........ 250,000 228,847
Community Facilities District No. 2017-1 , Revenue , 2021 A , 4% , 9/01/51 ........ 500,000 439,913
Community Facilities District No. 2017-1 , Revenue , 2021 A , 4% , 9/01/56 ........ 745,000 645,454
Grossmont-Cuyamaca Community College District , GO , 2018 B , 4% , 8/01/47 ...... 10,000,000 9,836,288
Hacienda La Puente Unified School District , GO , 2017 A , 4% , 8/01/47 ............ 655,000 644,277
Hartnell Community College District , GO , 2009 C , 6.125% , 8/01/33 .............. 20,000,000 24,149,118
c
Hawthorne School District , GO , 2008 C , AG Insured , 4.79%, 8/01/48 ............. 37,665,000 13,030,904
Hemet Unified School District ,
Community Facilities District No. 2021-1 Improvement Area No. 2 , Special Tax , 2025 ,
5% , 9/01/55 .................................................... 1,000,000 1,019,148
Community Facilities District No. 2021-5  Improvement Area No. 1 , Special Tax ,
2025 , 5% , 9/01/45 ................................................ 1,000,000 1,036,224
Community Facilities District No. 2021-5  Improvement Area No. 2 , Special Tax ,
2025 , 5% , 9/01/50 ................................................ 1,070,000 1,095,112

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Hemet Unified School District, (continued)
Community Facilities District No. 2021-5  Improvement Area No. 2 , Special Tax ,
2025 , 5% , 9/01/54 ................................................ $ 1,000,000 $ 1,019,871
Community Facilities District No. 2021-6 Improvement Area No. 1 , Special Tax , 2024 ,
5% , 9/01/44 .................................................... 1,000,000 1,040,415
Community Facilities District No. 2021-6 Improvement Area No. 1 , Special Tax , 2024 ,
5% , 9/01/49 .................................................... 1,000,000 1,025,892
Community Facilities District No. 2021-6 Improvement Area No. 1 , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 1,700,000 1,733,781
Community Facilities District No. 2021-7 , Special Tax , 2023 , 5% , 9/01/48 ........ 1,500,000 1,537,612
Community Facilities District No. 2021-7 , Special Tax , 2023 , 5% , 9/01/53 ........ 1,000,000 1,018,650
Community Facilities District No. 2021-7 , Special Tax , 2024 , 5% , 9/01/49 ........ 1,000,000 1,023,424
Community Facilities District No. 2022-2 , Special Tax , 2024 , 5% , 9/01/54 ........ 1,000,000 1,019,871
Community Facilities District No. 2023-1 , Special Tax , 2025 , 5% , 9/01/45 ........ 1,000,000 1,036,224
Community Facilities District No. 2023-1 , Special Tax , 2025 , 5% , 9/01/50 ........ 900,000 921,122
Community Facilities District No. 2023-1 , Special Tax , 2025 , 5% , 9/01/55 ........ 1,000,000 1,019,148
Community Facilities District No. 2023-3 , Special Tax , 2025 , 5.125% , 9/01/55 ..... 1,300,000 1,339,724
Hesperia Unified School District , Community Facilities District No. 2015-1 , Special Tax ,
2015-1 , 5% , 9/01/55 ................................................ 1,000,000 1,016,280
c
Huntington Beach City School District , GO , 2003 A , NATL Insured , 3.68%, 8/01/28 .. 7,190,000 6,529,478
Imperial Irrigation District , Electric System , Revenue , 2016 B-2 , Refunding , 5% ,
11/01/27 ........................................................ 1,000,000 1,022,960
Independent Cities Finance Authority ,
Augusta Communities LLC , Revenue , 2022 A , Refunding , 5.25% , 5/15/56 ....... 4,000,000 4,123,610
f
City of Compton Sales Tax , Revenue , 144A, 2021 , AG Insured , 4% , 6/01/36 ...... 700,000 713,893
f
City of Compton Sales Tax , Revenue , 144A, 2021 , AG Insured , 4% , 6/01/41 ...... 900,000 912,979
f
City of Compton Sales Tax , Revenue , 144A, 2021 , AG Insured , 4% , 6/01/46 ...... 925,000 897,037
f
City of Compton Sales Tax , Revenue , 144A, 2021 , AG Insured , 4% , 6/01/51 ...... 1,250,000 1,184,048
Millennium Housing LLC , Revenue , 2021 A , Refunding , 3% , 9/15/46 ........... 1,000,000 786,239
Millennium Housing LLC , Revenue , 2021 A , Refunding , 3% , 9/15/56 ........... 2,000,000 1,409,189
Millennium Housing LLC , Revenue , 2022 , Refunding , 4% , 9/15/42 ............. 2,000,000 1,911,701
Millennium Housing LLC , Revenue , 2022 , Refunding , 4.25% , 9/15/50 ........... 2,000,000 1,858,082
Millennium Housing LLC , Revenue , 2022 , Refunding , 5% , 9/15/50 ............. 2,000,000 2,041,477
Irvine Unified School District ,
Special Tax , 2020 A , 4% , 9/01/40 ...................................... 2,945,000 2,910,308
Special Tax , 2020 A , 4% , 9/01/44 ...................................... 6,215,000 5,796,473
Special Tax , 2020 A , BAM Insured , 4% , 9/01/50 ........................... 7,960,000 7,509,993
Community Facilities District No. 09-1 , Special Tax , 2017 D , 5% , 3/01/57 ........ 14,155,000 14,222,345
Jefferson Union High School District , GO , 2000 A , Refunding , NATL Insured , 6.45% ,
8/01/29 ......................................................... 3,075,000 3,229,458
Jurupa Community Services District ,
Community Facilities District No. 52 , Special Tax , 2021 A , 4% , 9/01/39 .......... 135,000 134,413
Community Facilities District No. 52 , Special Tax , 2021 A , 4% , 9/01/40 .......... 140,000 137,439
Community Facilities District No. 52 , Special Tax , 2021 A , 4% , 9/01/50 .......... 1,000,000 880,944
Community Facilities District No. 54 , Special Tax , 2021 A , 4% , 9/01/46 .......... 900,000 817,139
Community Facilities District No. 54 , Special Tax , 2021 A , 4% , 9/01/51 .......... 875,000 764,005
Community Facilities District No. 57 , Special Tax , 2025 A , 5% , 9/01/55 .......... 1,000,000 1,016,195
e
Community Facilities District No. 59 Improvement Area A , Special Tax , 2025 A , 5% ,
9/01/50 ........................................................ 3,980,000 4,056,843
e
Community Facilities District No. 59 Improvement Area A , Special Tax , 2025 A , 5% ,
9/01/55 ........................................................ 4,455,000 4,516,703
La Mirada Redevelopment Agency Successor Agency , Tax Allocation , 2010 A ,
Refunding , AG Insured , 5% , 8/15/28 .................................... 1,855,000 1,858,920
Lake Elsinore Unified School District ,
Community Facilities District No. 2006-3 Area B , Special Tax , 2022 , 5% , 9/01/47 .. 350,000 357,927
Community Facilities District No. 2006-3 Area B , Special Tax , 2022 , 5% , 9/01/52 .. 500,000 508,866
Community Facilities District No. 2017-2 , Special Tax , 2024 , 5% , 9/01/49 ........ 1,250,000 1,276,015

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Lake Elsinore Unified School District, (continued)
Community Facilities District No. 2017-2 , Special Tax , 2024 , 5% , 9/01/54 ........ $ 850,000 $ 863,629
c
Lakeside Union School District , GO , 2010 B , 4.56%, 8/01/45 ................... 11,540,000 4,799,784
Lammersville Joint Unified School District , GO , 2016 A , 4% , 8/01/46 ............. 41,340,000 40,714,766
c
Lancaster School District , GO , 2001 , NATL Insured , 3.06%, 7/01/26 ............. 5,965,000 5,860,349
Lassen Municipal Utility District , COP , 2021 , 4% , 5/01/51 ...................... 3,000,000 2,606,845
Lawndale Redevelopment Agency ,
Tax Allocation , 2009 , AG Insured , 5.5% , 8/01/39 ........................... 9,875,000 9,895,419
Tax Allocation , 2009 , AG Insured , 5.5% , 8/01/44 ........................... 6,085,000 6,096,516
c
Lemon Grove School District , GO , 2010 B , AG Insured , 4.58%, 8/01/50 ........... 20,990,000 6,946,481
Lodi Unified School District , GO , 2017 , 4% , 8/01/41 .......................... 15,000,000 15,050,668
Long Beach Bond Finance Authority ,
Revenue , 2007 A , 5.5% , 11/15/28 ..................................... 8,000,000 8,569,846
Revenue , 2007 A , 5% , 11/15/29 ....................................... 17,465,000 18,766,656
Revenue , 2007 A , 5.5% , 11/15/30 ..................................... 5,000,000 5,580,915
Revenue , 2007 A , 5% , 11/15/35 ....................................... 69,855,000 79,845,355
Revenue , 2007 A , 5.5% , 11/15/37 ..................................... 35,000,000 41,675,945
Los Angeles County Metropolitan Transportation Authority ,
Sales Tax , Revenue , 2016 A , Refunding , 5% , 6/01/35 ....................... 17,655,000 17,868,664
Sales Tax , Revenue , 2016 A , Refunding , 5% , 6/01/38 ....................... 7,705,000 7,786,249
Sales Tax , Revenue , 2016 A , Refunding , 5% , 6/01/39 ....................... 5,000,000 5,050,514
Sales Tax , Revenue , 2017 A , 5% , 7/01/38 ............................... 10,455,000 10,843,434
Sales Tax , Revenue , 2017 A , 5% , 7/01/39 ............................... 7,860,000 8,129,916
Sales Tax , Revenue , 2017 A , 5% , 7/01/41 ............................... 12,350,000 12,713,500
Sales Tax , Revenue , 2017 A , 5% , 7/01/42 ............................... 26,910,000 27,638,995
Sales Tax , Revenue , 2020 A , Refunding , 5% , 6/01/36 ....................... 5,375,000 5,935,386
Sales Tax , Revenue , 2020 A , Refunding , 5% , 6/01/37 ....................... 10,330,000 11,354,330
Sales Tax , Revenue, Senior Lien , 2021 A , 5% , 7/01/28 ...................... 3,830,000 4,113,858
Sales Tax , Revenue, Senior Lien , 2021 A , 5% , 7/01/36 ...................... 2,500,000 2,824,676
Sales Tax , Revenue, Senior Lien , 2021 A , 5% , 7/01/38 ...................... 3,875,000 4,319,014
Los Angeles County Sanitation Districts Financing Authority , Los Angeles County
Sanitation District No. 20 , Revenue , 2016 A , Refunding , 4% , 10/01/42 .......... 16,430,000 16,435,294
Los Angeles Department of Water & Power ,
Power System , Revenue , 2016 A , Refunding , 5% , 7/01/46 ................... 15,000,000 15,002,784
Power System , Revenue , 2016 B , 5% , 7/01/35 ............................ 11,995,000 12,009,298
Power System , Revenue , 2016 B , 5% , 7/01/42 ............................ 4,495,000 4,496,541
Power System , Revenue , 2017 A , 5% , 7/01/42 ............................ 22,375,000 22,617,802
Power System , Revenue , 2017 A , 5% , 7/01/47 ............................ 81,890,000 82,380,005
Power System , Revenue , 2017 C , 5% , 7/01/42 ............................ 5,500,000 5,586,469
Power System , Revenue , 2018 A , Refunding , 5% , 7/01/38 ................... 12,870,000 13,276,648
Power System , Revenue , 2018 D , Refunding , 5% , 7/01/39 ................... 4,305,000 4,460,166
Power System , Revenue , 2018 D , Refunding , 5% , 7/01/43 ................... 5,000,000 5,119,612
Power System , Revenue , 2019 A , 5.25% , 7/01/49 ......................... 12,555,000 12,853,395
Power System , Revenue , 2019 D , Refunding , 5% , 7/01/49 ................... 12,960,000 13,207,975
Power System , Revenue , 2020 B , Refunding , 5% , 7/01/40 ................... 9,020,000 9,522,830
Power System , Revenue , 2020 B , Refunding , 5% , 7/01/50 ................... 11,650,000 11,922,683
Power System , Revenue , 2021 B , Refunding , 5% , 7/01/48 ................... 3,245,000 3,332,638
Power System , Revenue , 2021 C , 5% , 7/01/51 ............................ 17,555,000 18,036,471
Power System , Revenue , 2022 A , 5% , 7/01/51 ............................ 8,500,000 8,733,124
Power System , Revenue , 2022 B , 5% , 7/01/40 ............................ 5,000,000 5,386,608
Power System , Revenue , 2022 C , Refunding , 5% , 7/01/42 ................... 5,500,000 5,826,638
Power System , Revenue , 2022 C , Refunding , 5% , 7/01/43 ................... 6,250,000 6,579,341
Power System , Revenue , 2024 B , Refunding , 5% , 7/01/39 ................... 6,000,000 6,616,829
Water System , Revenue , 2016 A , Refunding , 5% , 7/01/41 ................... 29,820,000 29,884,823
Water System , Revenue , 2016 A , Refunding , 5% , 7/01/46 ................... 24,610,000 24,663,497
Water System , Revenue , 2017 A , Refunding , 5% , 7/01/41 ................... 34,330,000 34,756,125
Water System , Revenue , 2017 A , Refunding , 5% , 7/01/44 ................... 36,615,000 36,906,580

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Los Angeles Department of Water & Power, (continued)
Water System , Revenue , 2018 B , Refunding , 5% , 7/01/43 ................... $ 9,495,000 $ 9,722,142
Water System , Revenue , 2018 B , Refunding , 5% , 7/01/48 ................... 10,000,000 10,144,529
Water System , Revenue , 2020 C , Refunding , 5% , 7/01/39 ................... 6,455,000 6,854,031
Water System , Revenue , 2022 C , Refunding , 5% , 7/01/41 ................... 2,970,000 3,185,362
Los Angeles Unified School District ,
GO , 2020 C , 4% , 7/01/36 ............................................ 8,975,000 9,312,237
GO , 2020 RYQ , 4% , 7/01/44 ......................................... 10,730,000 10,720,367
GO , 2023 QRR , 5.25% , 7/01/48 ....................................... 25,000,000 27,120,608
Manteca Unified School District ,
Community Facilities District No. 2018-5 , Special Tax , 2024 A , 5% , 9/01/44 ...... 5,755,000 5,891,101
Community Facilities District No. 2018-5 , Special Tax , 2024 A , 5% , 9/01/54 ...... 6,230,000 6,313,653
Marin Municipal Water District , Revenue , 2022 , Refunding , 4% , 6/15/52 .......... 27,295,000 25,884,856
Marina Redevelopment Agency Successor Agency ,
Tax Allocation , 2023 A , 5% , 9/01/43 .................................... 1,000,000 1,020,910
Tax Allocation , 2023 B , 5% , 9/01/43 .................................... 2,100,000 2,143,912
Menifee Union School District ,
Special Tax , 2023 , 5% , 9/01/48 ....................................... 500,000 513,193
Special Tax , 2023 , 5% , 9/01/54 ....................................... 1,230,000 1,254,518
Community Facilities District No. 2011-1 Improvement Area No. 5 , Special Tax , 2021 ,
4% , 9/01/45 .................................................... 875,000 806,903
Community Facilities District No. 2011-1 Improvement Area No. 7 , Special Tax , 2022 ,
5% , 9/01/42 .................................................... 1,000,000 1,043,933
Community Facilities District No. 2011-1 Improvement Area No. 7 , Special Tax , 2022 ,
5.125% , 9/01/47 ................................................. 2,000,000 2,064,340
Community Facilities District No. 2011-1 Improvement Area No. 7 , Special Tax , 2022 ,
5.25% , 9/01/52 .................................................. 2,000,000 2,066,439
Community Facilities District No. 2019-2 , Special Tax , 2021 , 4% , 9/01/35 ........ 200,000 204,318
Community Facilities District No. 2019-2 , Special Tax , 2021 , 4% , 9/01/44 ........ 565,000 529,671
Community Facilities District No. 2019-2 , Special Tax , 2021 , 4% , 9/01/51 ........ 675,000 603,041
Metropolitan Water District of Southern California , Revenue , 2020 A , 5% , 10/01/45 .. 15,665,000 16,452,274
Middle Fork Project Finance Authority ,
Revenue , 2020 , Refunding , 5% , 4/01/30 ................................. 2,505,000 2,665,936
Revenue , 2020 , Refunding , 5% , 4/01/32 ................................. 4,095,000 4,346,618
Revenue , 2020 , Refunding , 5% , 4/01/34 ................................. 1,150,000 1,213,823
Revenue , 2020 , Refunding , 5% , 4/01/35 ................................. 1,200,000 1,264,353
Revenue , 2020 , Refunding , 5% , 4/01/36 ................................. 4,980,000 5,228,266
Midpeninsula Regional Open Space District , Field Employees Corp. , GO , 2018 , 4% ,
9/01/48 ......................................................... 11,220,000 11,175,236
c
Modesto High School District , GO , 2002 A , NATL Insured , 2.72%, 5/01/27 ......... 12,770,000 12,293,514
Monterey Peninsula Unified School District , GO , 2016 C , Refunding , 5% , 8/01/41 ... 11,190,000 11,326,944
c
Moorpark Unified School District , GO , 2009 A , AG Insured , 3.01%, 8/01/32 ........ 5,870,000 4,818,168
Moreno Valley Unified School District ,
c
GO , 2004 A , AG Insured , ETM, 2.66%, 8/01/27 ........................... 6,315,000 6,044,373
c
GO , 2004 A , AG Insured , ETM, 2.64%, 8/01/28 ........................... 6,625,000 6,179,373
GO , 2018 B , AG Insured , 5% , 8/01/47 .................................. 6,075,000 6,229,271
Community Facilities District No. 2022-1 , Special Tax , 2025 , 5.125% , 9/01/55 ..... 1,500,000 1,527,055
Community Facilities District No. 2023-1 , Special Tax , 2025 , 5% , 9/01/50 ........ 1,205,000 1,226,346
Community Facilities District No. 2023-1 , Special Tax , 2025 , 5% , 9/01/55 ........ 1,650,000 1,673,324
Mount San Jacinto Community College District , GO , 2014 B , 4% , 8/01/43 ......... 7,200,000 7,206,103
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 .................... 25,000,000 30,787,120
c
Mt. San Antonio Community College District , GO , 2013 A , 5.818%, 8/01/43 ........ 55,000,000 55,878,504
Municipal Water District of Orange County Water Facilities Corp. ,
COP , 2003 B , NATL Insured , ETM, 5% , 8/15/34 ........................... 3,305,000 3,676,621
COP , 2003 B , Pre-Refunded , NATL Insured , 5% , 8/15/34 .................... 4,140,000 4,794,926
Murrieta Valley Unified School District ,
Community Facilities District No. 2018-1 , Special Tax , 2021 , 4% , 9/01/44 ........ 500,000 459,794

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Murrieta Valley Unified School District, (continued)
Community Facilities District No. 2018-1 , Special Tax , 2021 , 4% , 9/01/51 ........ $ 1,000,000 $ 873,149
Newport Mesa Unified School District , GO , 2011 , 6.3% , 8/01/42 ................ 20,000,000 22,895,042
Norman Y Mineta San Jose International Airport SJC ,
Revenue , 2017 A , Refunding , 5% , 3/01/36 ............................... 4,590,000 4,660,545
Revenue , 2017 A , Refunding , 5% , 3/01/37 ............................... 4,475,000 4,537,532
Revenue , 2017 A , Refunding , 5% , 3/01/41 ............................... 12,685,000 12,780,901
Revenue , 2017 B , Refunding , 5% , 3/01/47 ............................... 10,000,000 10,112,263
Revenue , 2021 A , Refunding , 5% , 3/01/32 ............................... 1,800,000 1,962,559
Oceanside Unified School District ,
c
GO , 2010 B , AG Insured , 3.63%, 8/01/38 ................................ 10,590,000 6,743,386
c
GO , 2010 B , AG Insured , 3.75%, 8/01/39 ................................ 7,860,000 4,754,721
GO , 2022 , Refunding , 5% , 8/01/39 ..................................... 1,005,000 1,107,122
GO , G , 5% , 8/01/40 ................................................ 1,020,000 1,112,939
GO , G , 5% , 8/01/43 ................................................ 1,000,000 1,059,854
Orange County Community Facilities District ,
Community Facilities District No. 2023-1 , Special Tax , 2023 A , 5.5% , 8/15/48 ..... 1,550,000 1,631,271
Community Facilities District No. 2023-1 , Special Tax , 2023 A , 5.5% , 8/15/53 ..... 1,200,000 1,255,144
Community Facilities District No. 2023-1 , Special Tax , 2023 A , 5.75% , 8/15/53 .... 1,085,000 1,152,170
Orange County Water District , COP , 2003 B , NATL Insured , ETM, 5% , 8/15/28 ..... 10,590,000 11,006,724
Palomar Community College District , GO , 2010 B , 6.2% , 8/01/39 ............... 69,410,000 87,698,973
Palomar Health ,
Obligated Group , GO , 2009 A , AG Insured , 7% , 8/01/38 ..................... 36,000,000 40,360,280
Obligated Group , GO , 2010 A , 6.75% , 8/01/40 ............................ 60,000,000 64,145,130
Palomar Health Obligated Group , Revenue , 2017 , Refunding , AG Insured , 5% ,
11/01/47 ....................................................... 35,000,000 35,185,994
Panoche Financing Authority ,
Panoche Water District , Revenue , 2021 A , 4% , 9/01/43 ..................... 1,120,000 1,058,484
Panoche Water District , Revenue , 2021 A , 4% , 9/01/51 ..................... 6,070,000 5,377,258
Panoche Water District , Revenue , 2021 B , 2.006% , 9/01/27 .................. 395,000 378,199
Panoche Water District , Revenue , 2021 B , 2.456% , 9/01/29 .................. 415,000 383,298
Panoche Water District , Revenue , 2021 B , 2.756% , 9/01/31 .................. 435,000 386,436
Panoche Water District , Revenue , 2021 B , 3.106% , 9/01/35 .................. 880,000 738,697
Panoche Water District , Revenue , 2021 B , 3.571% , 9/01/40 .................. 1,155,000 902,608
c
Patterson Joint Unified School District , GO , 2001 A , NATL Insured , 2.86%, 8/01/26 .. 2,265,000 2,222,561
Perris Joint Powers Authority ,
Special Tax , 2025 , 5% , 9/01/50 ....................................... 2,820,000 2,861,882
Special Tax , 2025 , 5% , 9/01/54 ....................................... 3,310,000 3,354,445
Community Facilities District No. 2007-2 , Special Tax , 2021 , 4% , 9/01/43 ........ 1,445,000 1,338,122
Community Facilities District No. 2007-2 , Special Tax , 2021 , 4% , 9/01/48 ........ 1,250,000 1,115,521
Community Facilities District No. 2018-1 Improvement Area No. 1 , Special Tax , 2020 ,
4% , 9/01/50 .................................................... 1,125,000 979,803
Perris Union High School District , GO , 2019 A , AG Insured , 4% , 9/01/43 .......... 5,540,000 5,550,360
Pittsburg Unified School District , GO , 2016 , Refunding , 4% , 8/01/44 ............. 11,000,000 10,942,279
c
Placentia-Yorba Linda Unified School District ,
GO , 2008 D , 4.18%, 8/01/43 ......................................... 27,955,000 13,559,218
GO , 2008 D , 4.65%, 8/01/46 ......................................... 89,200,000 34,852,170
GO , 2008 D , 4.71%, 8/01/49 ......................................... 85,000,000 28,584,506
Port of Oakland , Revenue , 2021 H , Refunding , 5% , 11/01/29 ................... 2,000,000 2,153,766
Poway Redevelopment Agency Successor Agency ,
Tax Allocation , 2015 A , Refunding , 5% , 12/15/31 .......................... 10,180,000 11,475,705
Tax Allocation , 2015 A , Refunding , 5% , 12/15/32 .......................... 11,215,000 12,802,141
Tax Allocation , 2015 A , Refunding , 5% , 6/15/33 ........................... 5,835,000 6,734,382
Poway Unified School District ,
Community Facilities District No. 16 Area A , Special Tax , 2020 , AG Insured , 4% ,
9/01/50 ........................................................ 7,500,000 7,050,845
c
Facilities Improvement District No. 2007-1 , GO , B , 4.53%, 8/01/46 ............. 45,000,000 17,994,145

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Rancho Mirage Community Facilities District ,
City of Rancho Mirage Community Facilities District No. 4C , Special Tax , 2022 , 5% ,
9/01/42 ........................................................ $ 300,000 $ 306,414
City of Rancho Mirage Community Facilities District No. 4C , Special Tax , 2022 , 5% ,
9/01/47 ........................................................ 500,000 508,527
City of Rancho Mirage Community Facilities District No. 4C , Special Tax , 2022 , 5% ,
9/01/53 ........................................................ 1,000,000 1,012,615
Regents of the University of California ,
Medical Center , Revenue , 2016 L , Refunding , 5% , 5/15/47 ................... 39,575,000 39,732,635
Medical Center , Revenue , 2022 P , 5% , 5/15/47 ........................... 106,410,000 111,667,335
Medical Center , Revenue , 2022 P , 4% , 5/15/53 ........................... 84,305,000 78,971,453
Regents of the University of California Medical Center , Medical Center , Revenue , 2016
L , Refunding , 5% , 5/15/41 ........................................... 10,000,000 10,071,602
c
Rialto Unified School District , GO , 2011 A , AG Insured , 7.02%, 8/01/41 ........... 27,000,000 34,168,522
c
Rio Hondo Community College District , GO , 2010 C , 3.21%, 8/01/35 ............. 10,000,000 7,370,050
River Islands Public Financing Authority ,
Community Facilities District No 2003-1 Improvement Area No. 1 , Special Tax , 2022
A-1 , Refunding , AG Insured , 5% , 9/01/42 .............................. 4,000,000 4,298,034
Community Facilities District No 2003-1 Improvement Area No. 1 , Special Tax , 2022
A-1 , Refunding , AG Insured , 4.25% , 9/01/47 ............................ 6,000,000 5,869,560
Community Facilities District No 2003-1 Improvement Area No. 1 , Special Tax , 2022
A-1 , Refunding , AG Insured , 5.25% , 9/01/52 ............................ 11,000,000 11,649,208
Riverside Unified School District ,
Special Tax , 2025 , 5% , 9/01/55 ....................................... 4,250,000 4,315,517
Community Facilities District No. 19 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/39 ........................................................ 375,000 395,381
Community Facilities District No. 19 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/44 ........................................................ 700,000 720,484
Community Facilities District No. 19 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/49 ........................................................ 1,050,000 1,071,169
Community Facilities District No. 19 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/54 ........................................................ 1,270,000 1,291,187
Community Facilities District No. 19 Improvement Area No. 2 , Special Tax , 2024 , 5% ,
9/01/44 ........................................................ 480,000 494,046
Community Facilities District No. 19 Improvement Area No. 2 , Special Tax , 2024 , 5% ,
9/01/49 ........................................................ 730,000 744,717
Community Facilities District No. 19 Improvement Area No. 2 , Special Tax , 2024 , 5% ,
9/01/54 ........................................................ 775,000 787,929
Community Facilities District No. 21 Improvement Area No. 1 , Special Tax , 2025 , 5% ,
9/01/50 ........................................................ 1,160,000 1,182,213
Community Facilities District No. 21 Improvement Area No. 1 , Special Tax , 2025 , 5% ,
9/01/55 ........................................................ 1,480,000 1,504,095
Community Facilities District No. 29 Improvement Area No. 1 , Special Tax , 2025 , 5% ,
9/01/45 ........................................................ 700,000 719,743
Community Facilities District No. 29 Improvement Area No. 1 , Special Tax , 2025 , 5% ,
9/01/50 ........................................................ 1,000,000 1,019,149
Community Facilities District No. 29 Improvement Area No. 1 , Special Tax , 2025 , 5% ,
9/01/55 ........................................................ 1,400,000 1,422,792
Community Facilities District No. 37 , Special Tax , 2023 A , 5% , 9/01/47 .......... 1,150,000 1,176,045
Community Facilities District No. 37 , Special Tax , 2023 A , 5% , 9/01/52 .......... 2,135,000 2,172,856
Community Facilities District No. 38 , Special Tax , 2025 , 5% , 9/01/50 ........... 2,200,000 2,244,227
Community Facilities District No. 40 , Special Tax , 2025 A , 5% , 9/01/50 .......... 2,500,000 2,547,873
Community Facilities District No. 40 , Special Tax , 2025 A , 5% , 9/01/55 .......... 2,510,000 2,550,864
Community Facilities District No. 41 Improvement Area No. 1 , Special Tax , 2025 , 5% ,
9/01/50 ........................................................ 2,210,000 2,254,428
Community Facilities District No. 41 Improvement Area No. 1 , Special Tax , 2025 , 5% ,
9/01/55 ........................................................ 3,210,000 3,259,484

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
f
RMA Capital Series Trust , Revenue , 144A, 2022-1 , A , 5.67% , 8/01/58 ............ $ 15,491,000 $ 14,643,057
c
Rocklin Unified School District ,
GO , 2003 , NATL Insured , 2.73%, 8/01/26 ................................ 8,695,000 8,539,380
GO , 2003 , NATL Insured , 2.78%, 8/01/27 ................................ 9,080,000 8,673,508
GO , 2003 , NATL Insured , 2.83%, 8/01/28 ................................ 16,615,000 15,423,430
Rohnert Park Community Development Commission Successor Agency , Tax Allocation ,
2007 R , NATL Insured , ETM, 5% , 8/01/37 ............................... 1,380,000 1,444,428
Romoland School District ,
Community Facilities District No. 2016-1 , Special Tax , 2023 , 5% , 9/01/43 ........ 750,000 781,509
Community Facilities District No. 2016-1 , Special Tax , 2023 , 5% , 9/01/48 ........ 1,000,000 1,029,015
Community Facilities District No. 2016-1 , Special Tax , 2023 , 5% , 9/01/53 ........ 1,500,000 1,531,883
Community Facilities District No. 2016-2 , Special Tax , 2022 , 4.5% , 9/01/42 ....... 360,000 361,987
Community Facilities District No. 2016-2 , Special Tax , 2022 , 4.625% , 9/01/47 ..... 750,000 744,906
Community Facilities District No. 2016-2 , Special Tax , 2022 , 4.75% , 9/01/52 ...... 1,000,000 994,046
Community Facilities District No. 2017-1 Improvement Area No. 1 , Special Tax , 2022 ,
5% , 9/01/42 .................................................... 750,000 782,056
Community Facilities District No. 2017-1 Improvement Area No. 1 , Special Tax , 2022 ,
5.125% , 9/01/47 ................................................. 1,200,000 1,240,717
Community Facilities District No. 2017-1 Improvement Area No. 1 , Special Tax , 2022 ,
5.25% , 9/01/53 .................................................. 2,500,000 2,581,644
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/46 .................................................... 370,000 381,747
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/54 .................................................... 1,600,000 1,632,936
Community Facilities District No. 2020-1 , Special Tax , 2024 , 5% , 9/01/54 ........ 1,000,000 1,020,590
Community Facilities District No. 2022-2 , Special Tax , 2024 , 5% , 9/01/54 ........ 1,500,000 1,528,729
Community Facilities District No. 2023-1 Improvement Area No. 1 , Special Tax , 2025 ,
5% , 9/01/55 .................................................... 1,000,000 1,019,319
Community Facilities District No. 91-1 , Special Tax , 2022 , 3.75% , 9/01/42 ........ 1,695,000 1,527,522
Community Facilities District No. 91-1 , Special Tax , 2022 , 4% , 9/01/46 .......... 5,085,000 4,654,741
Roseville Natural Gas Financing Authority , Revenue , 2007 , 5% , 2/15/26 .......... 5,000,000 5,019,566
Sacramento Area Flood Control Agency ,
Consolidated Capital Assessment District No. 2 , Special Assessment , 2016 A ,
Refunding , 5% , 10/01/41 ........................................... 13,740,000 13,917,763
Consolidated Capital Assessment District No. 2 , Special Assessment , 2016 A ,
Refunding , 5% , 10/01/43 ........................................... 20,000,000 20,219,232
Sacramento City Unified School District , GO , 2017 E , 4% , 5/01/47 ............... 20,000,000 19,084,522
Sacramento Municipal Utility District , Revenue , 2022 J , Refunding , 5% , 8/15/26 .... 2,615,000 2,667,712
c
San Bernardino Community College District , GO , 2009 B , 4.5%, 8/01/48 .......... 66,390,000 24,467,928
San Diego Community College District ,
GO , 2009 B , Pre-Refunded , 6% , 8/01/33 ................................ 26,880,000 28,534,636
GO , 2024 A-1 , 4% , 8/01/50 .......................................... 10,000,000 9,529,253
San Diego County Regional Airport Authority ,
Revenue , 2019 A , Refunding , 5% , 7/01/44 ............................... 4,000,000 4,143,431
Revenue , 2019 A , Refunding , 5% , 7/01/49 ............................... 5,000,000 5,132,338
Revenue , 2019 B , Refunding , 4% , 7/01/44 ............................... 5,000,000 4,707,311
Revenue , 2021 A , 5% , 7/01/56 ........................................ 10,000,000 10,314,171
Revenue , 2021 B , 5% , 7/01/33 ........................................ 4,000,000 4,387,307
Revenue , 2021 B , 4% , 7/01/36 ........................................ 3,610,000 3,670,758
Revenue, Sub. Lien , 2017 A , Refunding , 5% , 7/01/47 ....................... 5,000,000 5,070,850
Special Facilities , Revenue , 2014 A , 5% , 7/01/44 .......................... 5,645,000 5,649,380
San Diego County Regional Transportation Commission , Revenue , 2016 A , 5% ,
4/01/48 ......................................................... 25,000,000 25,091,695
San Diego County Water Authority , Revenue, Sub. Lien , 2021 S-1 , Refunding ,
5% , 5/01/28 ...................................................... 2,335,000 2,481,608
San Diego Unified School District ,
c
GO , 2010 C , 5.94%, 7/01/48 ......................................... 29,840,000 29,117,344

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Diego Unified School District, (continued)
c
GO , 2012 E , 5.04%, 7/01/47 ......................................... $ 74,270,000 $ 60,690,050
GO , 2019 L , 4% , 7/01/49 ............................................ 30,000 29,126
GO , 2023 ZR-4B , Refunding , 5% , 7/01/40 ............................... 62,225,000 70,532,597
GO , 2023 ZR-4B , Refunding , 5% , 7/01/45 ............................... 31,605,000 34,204,198
GO , 2025 C-3 , 5% , 7/01/50 .......................................... 40,000,000 42,863,336
GO , 2025 I-3 , 5% , 7/01/55 ........................................... 10,000,000 10,666,774
c
GO , R-2 , Refunding , 6.271%, 7/01/40 .................................. 79,760,000 86,714,450
San Francisco Bay Area Rapid Transit District ,
GO , 2017 A-1 , 5% , 8/01/47 .......................................... 11,480,000 11,687,840
GO , 2022 D-1 , 3% , 8/01/41 .......................................... 23,605,000 21,347,602
GO , 2022 D-1 , 3% , 8/01/42 .......................................... 20,000,000 17,710,124
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue , 2016 B , 5% , 5/01/41 ........................................ 65,645,000 65,834,681
Revenue , 2016 B , 5% , 5/01/46 ........................................ 28,825,000 28,849,867
Revenue , 2016 C , 5% , 5/01/46 ........................................ 67,880,000 68,145,431
Revenue , 2019 A , Refunding , 5% , 5/01/44 ............................... 30,720,000 31,281,396
Revenue , 2019 A , Refunding , 5% , 5/01/49 ............................... 8,000,000 8,085,778
Revenue, Second Series , 2017 A , 5% , 5/01/42 ............................ 48,155,000 48,596,235
Revenue, Second Series , 2017 A , 5% , 5/01/47 ............................ 28,625,000 28,738,441
Revenue, Second Series , 2017 B , 5% , 5/01/47 ............................ 200,000 202,543
Revenue, Second Series , 2018 D , 5% , 5/01/43 ........................... 106,295,000 107,727,293
Revenue, Second Series , 2018 D , 5% , 5/01/48 ........................... 33,675,000 33,962,796
Revenue, Second Series , 2018 D , Pre-Refunded , 5% , 5/01/48 ................ 25,000 25,866
Revenue, Second Series , 2018 D , 5.25% , 5/01/48 ......................... 50,145,000 50,960,187
Revenue, Second Series , 2018 E , 5% , 5/01/48 ............................ 46,990,000 47,962,388
Revenue, Second Series , 2019 B , 5% , 5/01/49 ............................ 15,955,000 16,384,547
Revenue, Second Series , 2019 E , 5% , 5/01/45 ............................ 33,570,000 34,122,727
Revenue, Second Series , 2019 E , 5% , 5/01/50 ............................ 5,000,000 5,053,055
Revenue, Second Series , 2021 A , Refunding , 5% , 5/01/31 ................... 1,405,000 1,553,781
Revenue, Second Series , 2021 A , Refunding , 5% , 5/01/34 ................... 5,000,000 5,447,968
San Francisco City & County Redevelopment Agency Successor Agency , Tax
Allocation, Third Lien , 2017 B , AG Insured , 5% , 8/01/46 ..................... 10,000,000 10,141,754
San Francisco Unified School District , GO , 2022 C , 5% , 6/15/35 ................ 6,640,000 7,309,613
c
San Gabriel Unified School District ,
GO , 2002 A , AG Insured , 2.7%, 8/01/26 ................................. 3,530,000 3,467,505
GO , 2002 A , AG Insured , 2.71%, 2/01/27 ................................ 1,850,000 1,792,853
San Jacinto Unified School District ,
Community Facilities District No. 2003-1 , Special Tax , 2022 , 4% , 9/01/50 ........ 875,000 759,426
Community Facilities District No. 2022-1 Improvement Area No. 1 , Special Tax , 2023 ,
5.25% , 9/01/54 .................................................. 1,000,000 1,030,122
San Joaquin Hills Transportation Corridor Agency ,
Revenue , 1997 A , Refunding , 5.9% , 1/15/38 .............................. 106,465,000 136,298,920
Revenue , 1997 A , Refunding , 5.95% , 1/15/40 ............................. 142,645,000 182,112,946
Revenue , 1997 A , Refunding , 6% , 1/15/43 ............................... 161,250,000 205,018,346
Revenue , 1997 A , Refunding , 6% , 1/15/45 ............................... 143,336,000 182,871,982
Revenue , 1997 A , Refunding , 6% , 1/15/46 ............................... 143,336,000 184,115,364
c
Revenue , 1997 A , Refunding , NATL Insured , 3.11%, 1/15/26 ................. 13,155,000 13,103,669
c
Revenue, Senior Lien , 1993 , ETM, 2.45%, 1/01/28 ......................... 33,545,000 31,894,630
c
Revenue, Senior Lien , 1993 , ETM, 2.46%, 1/01/29 ......................... 37,050,000 34,366,513
Revenue, Senior Lien , 2021 A , Refunding , AG Insured , 4% , 1/15/44 ............ 130,746,000 126,692,456
Revenue, Senior Lien , 2021 A , Refunding , AG Insured , 4% , 1/15/50 ............ 191,775,000 180,456,957
d
San Joaquin Valley Clean Energy Authority , Revenue , 2025 A , Mandatory Put , 5.5% ,
7/01/35 ......................................................... 21,250,000 24,240,410
c
San Jose Unified School District ,
COP , 2002 , AG Insured , ETM, 2.77%, 1/01/27 ............................ 7,105,000 6,897,168
COP , 2002 , AG Insured , ETM, 2.82%, 1/01/29 ............................ 7,105,000 6,520,568

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
c
San Juan Unified School District ,
GO , 2003 B , NATL Insured , 2.61%, 8/01/26 .............................. $ 4,945,000 $ 4,860,331
GO , 2003 B , NATL Insured , 2.66%, 8/01/27 .............................. 18,605,000 17,807,201
GO , 2003 B , NATL Insured , 2.71%, 8/01/28 .............................. 19,470,000 18,130,820
San Luis Obispo County Financing Authority , Revenue , 2015 A , Refunding , BAM
Insured , 5% , 9/01/37 ............................................... 10,000,000 10,006,243
San Rafael City High School District , GO , 2018 B , 4% , 8/01/47 ................. 17,060,000 16,637,221
Sanger Unified School District , GO , A , BAM Insured , 4% , 8/01/41 ............... 10,000,000 10,034,638
c
School Facilities Financing Authority , Twin Rivers Unified School District , Revenue , A ,
AG Insured , 4.25%, 8/01/42 .......................................... 49,000,000 24,487,907
Semitropic Improvement District of the Semitropic Water Storage District , Revenue,
Second Lien , 2015 A , Refunding , AG Insured , 5% , 12/01/45 .................. 10,000,000 10,008,650
Southern California Public Power Authority ,
Revenue , 2007 A , 5.25% , 11/01/27 ..................................... 9,855,000 10,175,542
Revenue , 2007 A , 5% , 11/01/33 ....................................... 17,500,000 19,232,139
Revenue , 2024 A , Refunding , 5% , 7/01/31 ............................... 10,000,000 11,234,111
d
City of Anaheim Electric System , Revenue , 2024 A , Mandatory Put , 5% , 9/01/30 .. 47,875,000 51,251,648
Los Angeles Department of Water & Power Power System , Revenue , 2023-1 A ,
5.25% , 7/01/53 .................................................. 28,975,000 30,473,228
c
Southern Mono Health Care District ,
GO , A , NATL Insured , 3.31%, 8/01/28 ................................... 2,340,000 2,144,969
GO , A , NATL Insured , 3.33%, 8/01/29 ................................... 2,440,000 2,163,911
GO , A , NATL Insured , 3.34%, 8/01/30 ................................... 2,550,000 2,187,110
GO , A , NATL Insured , 3.39%, 8/01/31 ................................... 2,660,000 2,201,973
State of California ,
GO , Refunding , 5% , 8/01/28 ......................................... 12,020,000 12,533,562
GO , Refunding , 5% , 9/01/30 ......................................... 5,000,000 5,592,760
GO , Refunding , 5% , 11/01/30 ......................................... 5,320,000 5,972,871
GO , 5.75% , 10/01/31 ............................................... 28,805,000 31,437,224
GO , Refunding , 5% , 10/01/32 ......................................... 4,125,000 4,509,096
GO , 5% , 3/01/35 .................................................. 55,020,000 60,444,438
GO , Pre-Refunded , 5% , 3/01/35 ....................................... 1,165,000 1,288,105
GO , Refunding , 5% , 9/01/35 ......................................... 9,000,000 9,146,214
GO , Refunding , 4% , 3/01/37 ......................................... 10,000,000 10,335,474
GO , Refunding , 5% , 8/01/37 ......................................... 2,900,000 3,053,785
GO , 5% , 8/01/45 .................................................. 21,540,000 23,552,155
GO , Refunding , 5% , 8/01/45 ......................................... 33,750,000 36,902,749
GO , 5% , 9/01/45 .................................................. 5,000,000 5,036,268
GO , 5% , 8/01/46 .................................................. 57,200,000 57,560,389
GO , 5% , 9/01/46 .................................................. 8,930,000 8,992,799
GO , 5% , 10/01/47 ................................................. 11,000,000 11,033,429
GO , 5% , 10/01/48 ................................................. 5,000,000 5,147,215
GO , 5% , 8/01/50 .................................................. 27,360,000 29,445,095
GO , 1996 , FGIC Insured , 5.375% , 6/01/26 ............................... 270,000 274,045
GO , 1997 , NATL, FGIC Insured , 5.625% , 10/01/26 ......................... 1,665,000 1,682,428
GO , 2004 , 5.2% , 4/01/26 ............................................ 20,000 20,074
GO , 2017 , 5% , 11/01/47 ............................................. 23,370,000 23,959,293
GO , 2022 , Refunding , 5% , 4/01/35 ..................................... 12,985,000 13,850,257
GO , 2022 , Refunding , 5% , 4/01/35 ..................................... 38,600,000 44,106,680
Stockton Community Facilities District ,
City of Stockton Community Facilities District No. 2018-2 Improvement Area No. 3 ,
Special Tax , 2024 , 5% , 9/01/49 ...................................... 525,000 526,597
City of Stockton Community Facilities District No. 2018-2 Improvement Area No. 3 ,
Special Tax , 2024 , 5% , 9/01/54 ...................................... 650,000 649,989
Community Facilities District No. 2018-2 Improvement Area No. 3 , Special Tax , 2024 ,
5% , 9/01/39 .................................................... 370,000 391,712

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Stockton Community Facilities District, (continued)
Community Facilities District No. 2018-2 Improvement Area No. 3 , Special Tax , 2024 ,
5% , 9/01/44 .................................................... $ 380,000 $ 385,169
Sulphur Springs Union School District ,
COP , 2010 , AG Insured , 6.5% , 12/01/37 ................................. 1,430,000 1,433,921
COP , 2010 , Pre-Refunded , AG Insured , 6.5% , 12/01/37 ..................... 9,695,000 9,695,000
Community Facilities District No. 2019-1 , Special Tax , 2024 A , 5% , 9/01/39 ...... 1,175,000 1,257,281
Community Facilities District No. 2019-1 , Special Tax , 2024 A , 5% , 9/01/44 ...... 1,900,000 1,953,184
Community Facilities District No. 2019-1 , Special Tax , 2024 A , 5% , 9/01/49 ...... 4,360,000 4,435,214
Community Facilities District No. 2019-1 , Special Tax , 2024 A , 5% , 9/01/54 ...... 2,000,000 2,029,710
Sunnyvale School District , GO , 2015 , Refunding , 4% , 9/01/42 .................. 17,500,000 17,500,110
Temecula Public Financing Authority ,
Community Facilities District No. 20-01 , Special Tax , 2024 , 5% , 9/01/39 ......... 330,000 351,987
Community Facilities District No. 20-01 , Special Tax , 2024 , 5% , 9/01/44 ......... 925,000 951,459
Community Facilities District No. 20-01 , Special Tax , 2024 , 5% , 9/01/49 ......... 975,000 993,387
Community Facilities District No. 20-01 , Special Tax , 2024 , 5% , 9/01/54 ......... 900,000 912,100
Community Facilities District No. 23-02 , Special Tax , 2025 , 5% , 9/01/50 ......... 1,700,000 1,728,860
Community Facilities District No. 23-02 , Special Tax , 2025 , 5% , 9/01/56 ......... 3,280,000 3,322,911
Temescal Valley Water District ,
Community Facilities District No. 4 Improvement Area No. 3 , Special Tax , 2024 , 4% ,
9/01/49 ........................................................ 1,415,000 1,280,551
Community Facilities District No. 4 Terramor Improvement Area No. 2 , Special Tax ,
2021 , 4% , 9/01/36 ................................................ 930,000 942,247
Community Facilities District No. 4 Terramor Improvement Area No. 2 , Special Tax ,
2021 , 4% , 9/01/41 ................................................ 785,000 768,212
Community Facilities District No. 4 Terramor Improvement Area No. 2 , Special Tax ,
2021 , 4% , 9/01/46 ................................................ 1,040,000 959,838
Community Facilities District No. 4 Terramor Improvement Area No. 2 , Special Tax ,
2021 , 4% , 9/01/51 ................................................ 930,000 830,856
Three Rivers Levee Improvement Authority ,
Special Tax , 2021 A , Refunding , 4% , 9/01/36 ............................. 2,025,000 2,032,918
Special Tax , 2021 A , Refunding , 4% , 9/01/41 ............................. 1,895,000 1,801,895
Special Tax , 2021 A , Refunding , 4% , 9/01/46 ............................. 2,700,000 2,421,631
Special Tax , 2021 A , Refunding , 4% , 9/01/51 ............................. 5,065,000 4,415,777
Tobacco Securitization Authority of Northern California , Sacramento County Tobacco
Securitization Corp. , Revenue, Senior Lien , 2021 A , 1 , Refunding , 4% , 6/01/49 .... 8,000,000 6,951,239
Tobacco Securitization Authority of Southern California , San Diego County Tobacco
Asset Securitization Corp. , Revenue , 2019 B-1 , 2 , Refunding , 5% , 6/01/48 ....... 11,340,000 11,203,602
Town of Tiburon ,
Assessment District No. 2017-1 , 1915 Act, Special Assessment , 2021 A , 2.375% ,
9/02/41 ........................................................ 495,000 352,337
Assessment District No. 2017-1 , 1915 Act, Special Assessment , 2021 A , 2.5% ,
9/02/51 ........................................................ 1,105,000 675,396
Tracy Community Facilities District ,
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 2 ,
Special Tax , 2023 , 5.75% , 9/01/48 ................................... 1,750,000 1,861,443
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 2 ,
Special Tax , 2023 , 5.875% , 9/01/53 ................................... 2,900,000 3,087,838
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/28 ...................................... 120,000 121,910
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/30 ...................................... 110,000 112,834
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/36 ...................................... 430,000 435,885
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/41 ...................................... 665,000 641,101

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Tracy Community Facilities District, (continued)
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/46 ...................................... $ 885,000 $ 801,337
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/51 ...................................... 2,210,000 1,935,543
Transbay Joint Powers Authority ,
Transbay Redevelopment Project Tax Increment Re-Development Project , Tax
Allocation, Senior Lien , 2020 A , 5% , 10/01/45 ........................... 8,830,000 8,889,622
Transbay Redevelopment Project Tax Increment Re-Development Project , Tax
Allocation, Senior Lien , 2020 A , 5% , 10/01/49 ........................... 10,990,000 11,003,809
Truckee-Donner Public Utility District , Water System , Revenue , 2022 A , 5% , 11/15/47 3,230,000 3,433,527
Turlock Irrigation District , Revenue , 2019 , Refunding , 5% , 1/01/44 ............... 9,060,000 9,451,082
c
Union Elementary School District , GO , 2001 B , NATL Insured , 2.49%, 9/01/26 ...... 5,850,000 5,742,112
University of California ,
Revenue , 2016 K , 4% , 5/15/46 ........................................ 19,850,000 19,337,673
Revenue , 2017 AV , 5.25% , 5/15/47 ..................................... 6,775,000 6,916,118
Revenue , 2017 M , 5% , 5/15/42 ....................................... 15,410,000 15,747,423
Revenue , 2017 M , 5% , 5/15/47 ....................................... 54,015,000 54,919,924
Revenue , 2018 AZ , Refunding , 5% , 5/15/43 .............................. 28,000,000 29,056,846
Revenue , 2018 AZ , Refunding , 5% , 5/15/48 .............................. 47,230,000 48,545,469
Revenue , 2018 AZ , Refunding , 5.25% , 5/15/58 ............................ 9,110,000 9,328,817
Revenue , 2018 O , Refunding , 5% , 5/15/39 ............................... 14,400,000 15,112,984
Revenue , 2018 O , Refunding , 5% , 5/15/48 ............................... 11,445,000 11,736,755
Revenue , 2018 O , Refunding , 5% , 5/15/58 ............................... 5,805,000 5,905,494
Revenue , 2021 Q , Refunding , 4% , 5/15/37 ............................... 1,500,000 1,570,865
Revenue , 2022 BK , 5% , 5/15/52 ....................................... 48,195,000 50,384,239
Revenue , 2023 BN , Refunding , 5% , 5/15/43 .............................. 9,000,000 9,845,378
Revenue , 2023 BQ , 5% , 5/15/35 ...................................... 30,000,000 35,207,715
Revenue , 2024 BV , Refunding , 5% , 5/15/36 .............................. 17,300,000 20,391,500
Revenue , 2025 BZ , Refunding , 5.25% , 5/15/38 ........................... 5,750,000 6,864,855
Revenue , 2025 CB , 5% , 5/15/36 ...................................... 10,000,000 11,973,423
Revenue , 2025 CB , 5% , 5/15/39 ...................................... 13,460,000 15,654,672
Revenue , 2025 CC , 5% , 5/15/37 ...................................... 5,250,000 6,221,299
Revenue , 2025 CC , 5% , 5/15/38 ...................................... 8,975,000 10,514,475
Revenue , 2025 CC , 5% , 5/15/53 ...................................... 10,000,000 10,619,728
Upland Community Facilities District ,
City of Upland Community Facilities District No. 2016-1 Improvement Area No. 2 ,
Special Tax , 2021 A , 4% , 9/01/40 .................................... 260,000 252,450
City of Upland Community Facilities District No. 2016-1 Improvement Area No. 2 ,
Special Tax , 2021 A , 4% , 9/01/45 .................................... 165,000 148,200
City of Upland Community Facilities District No. 2016-1 Improvement Area No. 2 ,
Special Tax , 2021 A , 4% , 9/01/51 .................................... 260,000 223,296
c
Upland Unified School District , GO , 2011 C , 4.59%, 8/01/45 ................... 62,900,000 26,030,593
Val Verde Unified School District ,
GO , 2010 B , AG Insured , 6.125% , 8/01/34 ............................... 1,000,000 1,181,513
Community Facilities District No. 2018-1 , Special Tax , 2022 , 4% , 9/01/52 ........ 7,000,000 6,113,945
Community Facilities District No. 2018-2 Improvement Area No. 1 , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 1,230,000 1,273,016
Community Facilities District No. 2018-2 Improvement Area No. 1 , Special Tax , 2023 ,
5% , 9/01/48 .................................................... 1,755,000 1,797,217
Community Facilities District No. 2018-2 Improvement Area No. 1 , Special Tax , 2023 ,
5% , 9/01/53 .................................................... 2,445,000 2,489,824
Community Facilities District No. 2018-2 Improvement Area No. 3 , Special Tax , 2025 ,
5% , 9/01/50 .................................................... 1,230,000 1,257,979
Community Facilities District No. 2018-2 Improvement Area No. 3 , Special Tax , 2025 ,
5% , 9/01/55 .................................................... 1,785,000 1,819,179

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Vallejo Public Financing Authority , City of Vallejo Hiddenbrooke Improvement District
No. 1 , Revenue , 2004 A , 5.8% , 9/01/31 ................................. $ 2,150,000 $ 2,163,587
Valley Center Municipal Water District ,
Community Facility District No. 2020-1 , Special Tax , 2024 , 4% , 9/01/43 ......... 1,265,000 1,190,469
Community Facility District No. 2020-1 , Special Tax , 2024 , 4.375% , 9/01/54 ...... 2,210,000 2,045,041
Vista Redevelopment Agency Successor Agency , Tax Allocation , 2015 B-1 , Refunding ,
AG Insured , 5% , 9/01/37 ............................................ 3,020,000 3,024,451
c
Vista Unified School District ,
GO , 2002 A , AG Insured , 2.75%, 8/01/26 ................................ 7,150,000 7,021,107
GO , 2002 A , AG Insured , 2.76%, 2/01/27 ................................ 4,795,000 4,644,207
Washington Township Health Care District ,
GO , 2015 B , 5% , 8/01/45 ............................................ 15,000,000 15,006,666
Revenue , 2023 A , 5.75% , 7/01/48 ..................................... 1,300,000 1,387,846
Revenue , 2023 A , 5.75% , 7/01/53 ..................................... 1,000,000 1,051,387
West Patterson Financing Authority ,
Community Facilities District No. 2018-1 , Special Tax , 2024 , 5% , 9/01/39 ........ 300,000 319,989
Community Facilities District No. 2018-1 , Special Tax , 2024 , 4.375% , 9/01/44 ..... 830,000 801,928
Community Facilities District No. 2018-1 , Special Tax , 2024 , 4.625% , 9/01/49 ..... 780,000 759,040
Community Facilities District No. 2018-1 , Special Tax , 2024 , 5% , 9/01/54 ........ 2,430,000 2,475,275
West Sacramento Area Flood Control Agency ,
Special Assessment , 2015 , AG Insured , 5% , 9/01/40 ....................... 3,000,000 3,004,403
Special Assessment , 2015 , AG Insured , 5% , 9/01/45 ....................... 7,500,000 7,506,958
West Sacramento Financing Authority , Special Tax , A , AG Insured , 5% , 9/01/34 ..... 4,940,000 5,567,335
Westside Union School District ,
Community Facilities District No. 2016-1 Improvement Area B , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 1,175,000 1,177,281
Community Facilities District No. 2016-1 Improvement Area B , Special Tax , 2023 ,
5.25% , 9/01/52 .................................................. 1,890,000 1,892,047
William S Hart Union High School District ,
Community Facilities District No. 2021-1 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/44 .................................................... 385,000 396,616
Community Facilities District No. 2021-1 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/49 .................................................... 750,000 766,170
Community Facilities District No. 2021-1 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 885,000 898,147
12,467,019,284
Florida 0.7%
c ,f
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.31%, 3/01/29 ........................................... 107,900,000 91,192,311
Wisconsin 0.2%
f
Public Finance Authority , Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 .............. 30,400,000 24,516,165
U.S. Territories 1.9%
Guam 0.1%
Antonio B Won Pat International Airport Authority ,
Revenue , 2021 A , Refunding , 2.899% , 10/01/27 ........................... 470,000 458,388
Revenue , 2024 A , 5% , 10/01/27 ....................................... 160,000 163,636
Revenue , 2024 A , 5% , 10/01/28 ....................................... 750,000 776,611
Revenue , 2024 A , 5% , 10/01/29 ....................................... 1,330,000 1,393,175
Revenue , 2024 A , 5% , 10/01/30 ....................................... 1,110,000 1,178,401
Revenue , 2024 A , 5% , 10/01/31 ....................................... 935,000 1,001,581
Revenue , 2024 A , 5% , 10/01/33 ....................................... 660,000 714,775
Revenue , 2024 A , 5.25% , 10/01/37 .................................... 1,375,000 1,499,153
Revenue , 2024 A , 5.25% , 10/01/38 .................................... 1,325,000 1,437,065
Revenue , 2024 B , 5% , 10/01/27 ....................................... 410,000 420,784
Revenue , 2024 B , 5% , 10/01/28 ....................................... 380,000 395,562

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Guam (continued)
Antonio B Won Pat International Airport Authority, (continued)
Revenue , 2024 B , 5% , 10/01/29 ....................................... $ 1,010,000 $ 1,065,373
Revenue , 2024 B , 5% , 10/01/30 ....................................... 560,000 599,641
Revenue , 2024 B , 5% , 10/01/31 ....................................... 510,000 551,889
Revenue , 2024 B , 5% , 10/01/32 ....................................... 1,455,000 1,583,026
Revenue , 2024 B , 5% , 10/01/33 ....................................... 305,000 334,650
Revenue , 2024 B , 5% , 10/01/34 ....................................... 435,000 479,713
Revenue , 2024 B , 5% , 10/01/35 ....................................... 520,000 578,069
Revenue , 2024 B , 5% , 10/01/36 ....................................... 250,000 273,719
Revenue , 2024 B , 5% , 10/01/37 ....................................... 1,095,000 1,186,395
Revenue , 2024 B , 5% , 10/01/38 ....................................... 1,125,000 1,212,453
Revenue , 2024 B , 5% , 10/01/39 ....................................... 1,125,000 1,206,526
Revenue , 2024 B , 5% , 10/01/40 ....................................... 420,000 446,618
Revenue , 2024 B , 5% , 10/01/41 ....................................... 1,150,000 1,205,899
Revenue , 2024 B , 5% , 10/01/42 ....................................... 495,000 515,094
Revenue , 2024 B , 5% , 10/01/43 ....................................... 500,000 515,740
Antonio B. Won Pat International Airport Authority , Revenue , 2024 A , 5% , 10/01/32 ..
1,600,000 1,720,668
22,914,604
Puerto Rico 1.8%
Children's Trust Fund ,
Revenue , 2002 , 5.5% , 5/15/39 ........................................ 3,775,000 3,826,816
Revenue , 2002 , 5.625% , 5/15/43 ...................................... 16,000,000 16,263,850
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Revenue , 2000 B , 6.625% , 1/01/27 .................................... 471,227 468,731
Revenue , 2000 B , 6.625% , 1/01/28 .................................... 3,593,968 3,568,592
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 29,500,000 28,084,038
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 184,264,000 179,651,098
231,863,125
Total U.S. Territories .................................................................... 254,777,729
Total Municipal Bonds (Cost $ 12,342,106,415 ) ..................................
12,837,505,489
Total Long Term Investments (Cost $ 12,342,106,415 ) ............................
12,837,505,489
a
a a a a
Short Term Investments 0.9%
Municipal Bonds 0.9%
California 0.9%
h
Anaheim Housing & Public Improvements Authority , City of Anaheim Water System ,
Revenue, Second Lien , 2024 A , LOC Bank of America NA , Daily VRDN and Put ,
2.55% , 10/01/54 ................................................... 3,000,000 3,000,000
h
California Health Facilities Financing Authority , Adventist Health System/West
Obligated Group , Revenue , 2009 B , LOC US Bank NA , Daily VRDN and Put , 2.3% ,
9/01/38 ......................................................... 8,500,000 8,500,000
h
Eastern Municipal Water District , Revenue , 2018 A , Refunding , SPA Bank of America
NA , Daily VRDN and Put , 2.2% , 7/01/46 ................................. 50,795,000 50,795,000
h
University of California ,
Revenue , 2013 AL-1 , Daily VRDN and Put , 2.5% , 5/15/48 ................... 6,275,000 6,275,000
Revenue , 2013 AL-3 , Refunding , Daily VRDN and Put , 2.5% , 5/15/48 ........... 8,550,000 8,550,000

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 32 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
California (continued)
h
University of California, (continued)
Revenue , 2013 AL-4 , Refunding , Daily VRDN and Put , 2.5% , 5/15/48 ........... $ 39,000,000 $ 39,000,000
116,120,000
Total Municipal Bonds (Cost $ 116,120,000 ) .....................................
116,120,000
Total Short Term Investments (Cost $ 116,120,000 ) ...............................
116,120,000
a
Total Investments (Cost $ 12,458,226,415 ) 99.3% ................................
$12,953,625,489
Other Assets, less Liabilities 0.7% .............................................
90,156,614
Net Assets 100.0% ...........................................................
$13,043,782,103
a
Fair valued using significant unobservable inputs. See Note 3 regarding fair value measurements.
b
Non-income producing.
c
The rate shown represents the yield at period end.
d
The maturity date shown represents the mandatory put date.
e
Security purchased on a when-issued basis.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2025, the aggregate value of these securities was $1,286,588,830, representing 9.9% of net assets.
g
Defaulted security or security for which income has been deemed uncollectible.
h
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Income Fund

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Franklin California Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

Franklin California Tax-Free Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2025, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin California Tax-Free Income Fund
Assets:
Investments in Securities:
a
Common Stocks ........................ $ — $ — $ —
b
$ —
Municipal Bonds ......................... — 12,837,505,489 — 12,837,505,489
Short Term Investments ................... — 116,120,000 — 116,120,000
Total Investments in Securities ........... $— $12,953,625,489 $— $12,953,625,489
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
Selected Portfolio
1915 Act
Improvement Bond Act of 1915
AG
Assured Guaranty, Inc.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FGIC
Financial Guaranty Insurance Co.
FHLMC
Federal Home Loan Mortgage Corp.
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement
3. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.